PAGE 1
           SECURITIES AND EXCHANGE COMMISSION

              Washington, D.C.  20549-1004

                        Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.   18   (File No. 2-96367)          X

                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No.   20   (File No. 811-4252)                        X

IDS LIFE MANAGED FUND, INC.
IDS Tower 10, Minneapolis, MN  55440-0010 (612) 330-9283
Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
_____immediately upon filing pursuant to paragraph (b)
     on (date) pursuant to paragraph (b)
_____60 days after filing pursuant to paragraph (a)(i)
     on (date) pursuant to paragraph (a)(i)
_____75 days after filing pursuant to paragraph (a)(ii)
  X  on April 30, 1996 pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section
24(f) of the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended Aug. 31, 1995, on or about
Oct. 31, 1995.

PAGE 2
                  CROSS REFERENCE SHEET

Cross reference sheet for the Retirement Annuity Mutual Funds showing the location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

PART A

Item No.    Location in Prospectus
1           Cover page of prospectus

2           The funds in brief; Sales charge and expenses

3(a)        Performance
 (b)        NA
 (c)        Performance
 (d)        Performance

4(a)        The funds in brief; Investment policies and risk;  How the funds are organized
 (b)        Investment policies and risk
 (c)        Investment policies and risk

5(a)        How the funds are organized
 (b)        How the funds are organized; About AEFC
 (b)(i)     About AEFC
 (b)(ii)    Investment manager
 (b)(iii)   Investment manager
 (c)        Portfolio managers
 (d)        The funds in brief
 (e)        How the funds are organized:  Investment manager
 (f)        NA
 (g)        How the funds are organized:  Investment manager

5A(a)       *
  (b)       *

6(a)        How the funds are organized:  Shares; Voting rights
 (b)        NA
 (c)        NA
 (d)        NA
 (e)        Cover page
 (f)        Distribution and taxes:  Dividends and capital gain distributions
 (g)        Distribution and taxes:  Taxes
 (h)        NA

7(a)        NA
 (b)        Performance:  Key terms; Investment policies and their risks: Valuing assets
 (c)        NA
 (d)        NA
 (e)        NA
 (f)        NA

8(a)        NA
 (b)        NA
 (c)        NA
 (d)        NA

9           None

PAGE 3
PART B

Item No.    Location in Statement of Additional Information

10          Cover page of SAI

11          Table of contents

12          NA

13(a)       Additional Investment Policies; all appendices except Dollar Cost Averaging
  (b)       Additional Investment Policies
  (c)       "Unless changed by the board of directors..." in Additional Investment Policies
  (d)       Portfolio Turnover, last 2 paragraphs of Portfolio Transactions

14(a)       Directors and officers of the fund**; Directors and officers
  (b)       Directors and officers
  (c)       Directors and officers (last paragraph)

15(a)       NA
  (b)       NA
  (c)       Directors and Officers** (last paragraph)

16(a)(i)    How the fund is organized**; About IDS Life and AEFC**
  (a)(ii)   Agreements with IDS Life and AEFC
  (a)(iii)  Agreements with IDS Life and AEFC
  (b)       Agreements with IDS Life and AEFC
  (c)       NA
  (d)       None
  (e)       NA
  (f)       NA
  (g)       NA
  (h)       Custodian; Independent Auditors
  (i)       Custodian

17(a)       Portfolio Transactions
  (b)       Brokerage Commissions Paid to Brokers Affiliated with IDS Life
  (c)       Portfolio Transactions
  (d)       Portfolio Transactions
  (e)       Portfolio Transactions

18(a)       How the fund is organized:  Shares and Voting rights**
  (b)       NA

19(a)       Investing in the Funds
  (b)       Valuing Fund Shares; Investing in the Funds
  (c)       NA

20          Taxes

21(a)       NA
  (b)       NA
  (c)       NA

22(a)       Performance Information:  Calculation of Yield
  (b)       Performance Information:  Calculation of Total Return and/or Yield

23          NA

 *Designates information is located in annual report.
**Designates location in the prospectus, which is hereby incorporated by reference in the Statement of Additional Information.

Retirement Annuity Mutual Funds
Prospectus/April 30, 1996

This prospectus describes nine Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small and medium-size companies.

IDS Life Growth Dimensions Fund is a stock fund.

IDS Life Global Yield Fund is a bond fund.

IDS life Income Advantage Fund is a bond fund.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional facts about the Funds are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated April 30, 1996, is incorporated here by reference. For a free copy, contact IDS Life Insurance Company
(IDS Life).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IDS LIFE IS NOT A FINANCIAL INSTITUTION, AND THE SECURITIES IT
OFFERS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY.

IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund
   IDS Life Growth Dimensions Fund
IDS Life Special Income Fund, Inc.
   IDS Life Special Income Fund
   IDS Life Global Yield Fund
   IDS Life Income Advantage Fund
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
612-671-3733
TTY: 800-285-8846

PAGE 6
Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment policies and risk
Facts about investments and their risks
Alternative investment options
Valuing assets

How to invest, transfer or redeem shares
How to invest
How to transfer among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder meetings
Portfolio managers
Directors and officers
Investment manager
Administrative services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation, and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

PAGE 7
Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation, and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation, and it invests primarily in common stocks of small and medium-size companies.

Growth Dimensions Fund's goal is long-term growth of capital, and it invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

Global Yield Fund's goal is high total return through income and growth of capital, and it invests primarily in debt securities of U.S. and foreign issuers.

Income Advantage Fund's goal is to provide high current income as its primary goal and capital growth as its secondary goal, and it invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations.

Because any investment involves risk, achieving these goals cannot be guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly.
You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

PAGE 8
Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expense. See
"Investment manager" and "Administrative services agreement" under "How the funds are organized."

Performance

Financial highlights

Capital Resouce Fund
Financial highlights

Fiscal year ended August 31,

Per share income and capital changes*

                                                1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning
of year                                       $23.43  $24.58  $23.90  $23.15  $17.54 $20.17   $15.06  $17.71  $15.97  $14.71

Income (loss) from investment operations:
Net investment income                            .29     .29     .23     .21     .40    .52      .39     .31     .52     .61

Net gains (losses) on securities (both realized
and unrealized)                                 3.70    1.56    1.89    1.75    6.61  (2.06)    5.38   (2.54)   4.23    2.87

Total from investment operations                3.99    1.85    2.12    1.96    7.01  (1.54)    5.77   (2.23)   4.75    3.48

Less distributions:
Dividends from net investment income            (.29)   (.29)   (.23)   (.21)   (.40)  (.52)    (.39)   (.31)   (.52)   (.61)

Distributions from realized gains              (2.71)  (2.71)  (1.21)  (1.00)  (1.00)  (.57)    (.27)   (.11)  (2.49)  (1.61)

Total distributions                            (3.00)  (3.00)  (1.44)  (1.21)  (1.40)  (1.09)   (.66)   (.42)  (3.01)  (2.22)

Net asset value, end of year                  $24.42  $23.43  $24.58  $23.90  $23.15  $17.54  $20.17  $15.06  $17.71  $15.97


Ratios/supplemental data
                                                1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                                 $3,845  $2,899  $2,308  $1,681  $1,191 $  702   $  660  $  454  $  493  $  301

Ratio of expenses to average
daily net assets                                 .69%    .68%    .68%    .70%    .70%    .70%    .73%    .69%    .59%    .54%

Ratio of net income to average
daily net assets                                1.22%   1.20%   0.94%   0.91%   1.94%   2.69%   2.22%   2.01%   2.94%   3.74%

Portfolio turnover rate
(excluding short-term
securities)                                       88%     85%     65%     63%     74%     82%     42%    111%    171%    115%

Total Return**                                 17.18%   7.61%   8.87%   8.54%  40.68%  (7.79)% 38.72% (12.59)% 30.32%  23.90%

 *For a share outstanding throughout the year.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 9

Special Income Fund
Financial highlights

Fiscal year ended August 31,
Per share income and capital changes*

                                              1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning
of year                                      $11.05  $12.08  $11.26  $10.72  $10.10 $11.11   $10.88  $11.09  $11.91  $11.34
__________________________________________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                           .88     .84     .85     .90     .97    .99     1.03    1.03    1.08    1.16
Net gains (losses) on securities (both
realized and unrealized)                        .56    (.99)    .82     .54     .62  (1.01)     .23    (.21)   (.56)   1.26
___________________________________________________________________________________________________________________________
Total from investment operations               1.44    (.15)   1.67    1.44    1.59   (.02)    1.26     .82     .52    2.42
___________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment income           (.87)   (.85)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.08)  (1.16)
Distributions from realized gains              (.02)   (.02)      -       -       -      -        -       -    (.26)   (.69)
Excess distributions from net investment
income                                         (.02)   (.01)      -       -       -      -        -       -       -       -
___________________________________________________________________________________________________________________________
Total distributions                            (.91)   (.88)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.34)  (1.85)
___________________________________________________________________________________________________________________________
Net asset value, end of period               $11.58  $11.05  $12.08  $11.26  $10.72 $10.10   $11.11  $10.88  $11.09  $11.91
___________________________________________________________________________________________________________________________

Ratios/supplemental data
                                              1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                                $1,703  $1,559  $1,551  $1,136  $  800 $  641   $  565  $  428  $  409  $  307
Ratio of expenses to
average daily net assets                        .68%    .67%    .69%    .71%    .70%   .71%     .73%    .69%    .58%    .55%
Ratio of net income to
average daily net assets                       8.08%   7.20%   7.41%   8.22%   9.31%  9.42%    9.37%   9.45%   9.11%  10.27%
Portfolio turnover rate
(excluding short-term
securities)                                      56%     57%     77%     92%     97%   118%     132%    169%    101%    170%
___________________________________________________________________________________________________________________________
Total Return**                                13.75%  (1.30)% 15.47%  13.96%  16.54% (0.12)%  12.19%   7.76%   4.48%  23.17%
___________________________________________________________________________________________________________________________
 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 10

Managed Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                               1995    1994    1993    1992    1991   1990     1989    1988    1987    1986**
Net asset value, beginning of period          $13.65  $14.32  $13.08  $12.59  $10.93 $12.08   $9.87   $11.34  $10.10  $10.00

Income (loss) from investment operations:
Net investment income                            .40     .47     .49     .56     .58    .65     .48      .42     .45     .16

Net gains(losses) on securities (both
realized and unrealized)                        1.20    (.26)   1.60     .95    2.11   (.67)   2.25    (1.47)   1.45     .10

Total from investment operations                1.60     .21    2.09    1.51    2.69   (.02)   2.73    (1.05)   1.90     .26

Less distributions:
Dividends from net investment income            (.40)   (.47)   (.49)   (.56)   (.58)  (.65)   (.48)    (.42)   (.45)   (.16)

Distributions from net realized gains             --    (.41)   (.36)   (.46)   (.45)  (.48)   (.04)       -    (.21)      -

Total distributions                             (.40)   (.88)   (.85)  (1.02)  (1.03) (1.13)   (.52)    (.42)   (.66)   (.16)

Net asset value, end of period                $14.85  $13.65  $14.32  $13.08  $12.59 $10.93   $12.08  $ 9.87  $11.34  $10.10

Ratios/supplemental data
                                               1995    1994    1993    1992    1991   1990     1989    1988    1987    1986**

Net assets, end of period (in millions)       $3,044  $2,499  $1,858  $1,169  $  810 $  545   $  462  $  381  $  340  $   48

Ratio of expenses to average daily net
assets                                           .68%    .68%    .69%    .71%    .70%   .71%     .73%    .69%    .67%    .64%***

Ratio of net income to average
daily net assets                                2.96%   3.46%   3.70%   4.35%   4.86%  5.42%    5.06%   4.42%   4.10%   4.48%***

Portfolio turnover rate (excluding
short-term securities)                            72%     79%     58%     50%     52%    37%      69%     62%     48%     10%

Total Return+                                  11.94%   1.51%  16.33%  12.14%  25.24% (0.23)%  28.47%  (9.06)% 19.13%   2.55%

  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Commencement of operations. Period from April 30, 1986 to Aug. 31, 1986.
***Adjusted to an annual basis.
  +Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 11

Moneyshare Fund
Financial highlights

Fiscal year ended August 31,
Per share income and capital changes*

                                            1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning of
year                                       $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________
Income from investment operations:
Net investment income                        .05     .03     .03     .04     .07    .08      .09     .07     .06     .07
_________________________________________________________________________________________________________________________
Total from investment
operations                                   .05     .03     .03     .04     .07    .08      .09     .07     .06     .07
_________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment
income                                      (.05)   (.03)   (.03)   (.04)   (.07)  (.08)    (.09)   (.07)   (.06)   (.07)
_________________________________________________________________________________________________________________________
Net asset value, end of year               $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________

Ratios/supplemental data
                                            1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                              $ 227   $ 179   $ 180   $ 246   $ 285  $ 274    $ 160   $ 102   $  67   $  61
_________________________________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                             .59%    .57%    .60%    .60%    .57%   .62%     .54%    .58%    .54%    .62%
_________________________________________________________________________________________________________________________
Ratio of net income to average
daily net assets                            5.23%   3.12%   2.67%   3.93%   6.55%  7.85%    8.68%   6.77%   5.87%   7.00%
_________________________________________________________________________________________________________________________
Total Return**                              5.27%   3.15%   2.73%   3.98%   6.77%  8.18%    8.99%   7.01%   6.01%   7.20%
_________________________________________________________________________________________________________________________
 *For a share outstanding throughout the year.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 12

International Equity Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                            1995        1994        1993        1992**
Net asset value, beginning of period       $12.91      $11.60      $10.01      $10.00
_____________________________________________________________________________________________
Income from investment operations:
Net investment income                         .17         .14         .15         .05
Net gains (losses) on securities (both
realized and unrealized)                     (.37)       1.61        1.81         .01
_____________________________________________________________________________________________
Total from investment operations             (.20)       1.75        1.96         .06
_____________________________________________________________________________________________
Less distributions:
Dividends from net investment income         (.16)       (.08)       (.15)       (.05)
Distributions from realized gains               -        (.29)       (.22)          -
Excess distributions from realized gains        -        (.07)          -           -
_____________________________________________________________________________________________
Total distributions                          (.16)       (.44)       (.37)       (.05)
_____________________________________________________________________________________________
Net asset value, end of period             $12.55      $12.91      $11.60      $10.01
_____________________________________________________________________________________________

Ratios/supplemental data
                                            1995        1994        1993        1992**
Net assets, end of period (in millions)    $1,442      $1,111      $  291      $   39
_____________________________________________________________________________________________
Ratio of expenses to average
daily net assets                             1.03%        .98%       1.10%       1.57%***
Ratio of net income to average
daily net assets                             1.56%       1.09%       1.37%       0.93%***
Portfolio turnover rate (excluding
short-term securities)                         38%         51%         62%         22%
_____________________________________________________________________________________________
Total Return#                               (1.77%)     15.11%      19.76%       0.55%#
_____________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 13

Aggressive Growth Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                            1995        1994        1993        1992**
Net asset value, beginning of period       $11.46      $11.68      $9.00       $10.00
_____________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                         .08         .01         .02         .02
Net gains (losses) on securities (both
realized and unrealized)                     2.98        (.22)       2.68       (1.00)
_____________________________________________________________________________________________
Total from investment operations             3.06        (.21)       2.70       (0.98)
_____________________________________________________________________________________________
Less distributions:
Dividends from net investment income         (.08)       (.01)       (.02)       (.02)
_____________________________________________________________________________________________
Net asset value, end of period             $14.44      $11.46      $11.68      $ 9.00
_____________________________________________________________________________________________

Ratios/supplemental data
                                            1995        1994        1993        1992**

Net assets, end of period (in millions)    $1,412      $  763      $  299      $   57
_____________________________________________________________________________________________
Ratio of expenses to average
daily net assets                              .70%        .69%        .75%        .98%***
Ratio of net income to average
daily net assets                             0.72%       0.14%       0.28%       0.21%***
Portfolio turnover rate (excluding
short-term securities)                        116%         59%         55%         28%
_____________________________________________________________________________________________
Total Return#                               26.80%      (1.77)%     29.98%      (9.76)%
_____________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Average annual total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                   +17.2%    +16.0%        +14.2%

S&P 500                +21.3     +15.1         +15.2

Cumulative total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

PAGE 14
Capital Resource
Fund                   +17.2%    +109.6%       +278.5%

S&P 500                +21.3     +102.2        +310.8

Average annual total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +13.8%    +11.5%        +10.3%

Lehman Aggregate
Bond Index             +11.0     + 9.6         + 9.9

Cumulative total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +13.8%    +72.2%        +167.5%

Lehman Aggregate
Bond Index             +11.0     +57.8         +157.6

Average annual total returns as of Aug. 31, 1995

                                                Since
Purchase               1 year    5 Years        inception
made                   ago       ago            April 30, 1986

Managed Fund           +11.9%    +13.2%         +11.0%

S&P 500                +21.3     +15.1          +13.3

Cumulative total returns as of Aug. 31, 1995

                                                Since
Purchase               1 year    5 Years        inception
made                   ago       ago            April 30, 1986

Managed Fund           +11.9%    + 85.6%        +164.4%

S&P 500                +21.3     +102.2         +220.7

Average annual total returns as of Aug. 31, 1995

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International
Equity Fund                -1.8%     + 8.9%

Morgan Stanley
Capital International
World Index                +8.8      +10.2
PAGE 15
Cumulative total returns as of Aug. 31, 1995

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International
Equity Fund                -1.8%     +36.2%

Morgan Stanley
Capital International
World Index                +8.8      +42.3

Average annual total returns as of Aug. 31, 1995

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                   +26.8%    +11.0%

S&P 500                +21.3     +11.7

Cumulative total returns as of Aug. 31, 1995

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                   +26.8%    +46.1%

S&P 500                +21.3     +49.2


Average annual total returns as of Aug. 31, 1995*

Purchase               1 year    5 years     10 years
made                   ago       ago         ago

Growth Dimensions

S&P 500

Lipper Growth
Fund Index

PAGE 16
Cumulative total returns as of Aug. 31, 1995*

Purchase               1 year    5 years     10 years
made                   ago       ago         ago

Growth Dimensions

S&P 500

Lipper Growth
Fund Index


Average annual total returns as of Aug. 31, 1995*

Purchase               1 year    5 years     Since
made                   ago       ago         inception**

Global Yield

Salomon Brothers
Global Gov't. Bond
Composite Index

Lipper General World
Income Fund Index

**March 20, 1989


Cumulative total returns as of Aug. 31, 1995*

Purchase               1 year    5 years     Since
made                   ago       ago         inception**

Global Yield

Salomon Brothers
Global Gov't. Bond
Composite Index

Lipper General World
Income Fund Index

**March 20, 1989


Average annual total returns as of Aug. 31, 1995*

Purchase               1 year    5 years     10 years
made                   ago       ago         ago

Income Advantage

Lehman Aggregate
Bond Index

PAGE 17
Cumulative total returns as of Aug. 31, 1995*

Purchase               1 year    5 years     10 years
made                   ago       ago         ago

Income Advantage

Lehman Aggregate
Bond Index

*This total return information is calculated on the basis of total returns for IDS New Dimensions, Global Bond and Extra Income funds. However, this information assumes the deduction of the Fund expenses that apply to IDS Life Growth Dimensions, Global Yield and Income Advantage funds.

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income or Income Advantage Funds.

Lipper Growth Fund Index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Growth
Dimensions Fund, although some funds in the index may have somewhat different investment policies or objectives.

Salomon Brothers Global Government Bond Composite Index is a representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond PAGE 18 performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in Global Yield Fund.

Lipper General World Income Fund Index, published by Lipper
Analytical Services, Inc., includes 30 funds that are generally similar to Global Yield Fund, although some funds in the index may have somewhat different investment policies or objectives.

Yield calculation

Special Income, Global Yield and Income Advantage Funds may calculate a 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the net asset value per share on the last day of the period, and

o    converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).
PAGE 19
Distributions - Payments to the variable accounts of two types:
investment income (dividends) and realized net long-term capital gains (capital gains distributions).

Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day, and is calculated at the close of business. For Special Income, Global Yield and Income Advantage funds, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risk

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.

Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may

PAGE 20
invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so.
The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions,
International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan
Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers. However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

PAGE 21
Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small and medium size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

Growth Dimensions - Under normal market conditions, Growth Dimensions invests primarily in common stocks of U.S. and foreign corporations showing potential for significant growth. These companies usually operate in areas where dynamic economic and technological changes are occurring. They also may exhibit excellence in technology, marketing or management. Other investments include debt securities, preferred stocks, derivative instruments and money market instruments.

Global Yield - Under normal market conditions, Global Yield invests primarily in debt securities of U.S. and foreign issuers so under normal market conditions at least 80% of the fund's net assets will be investment-grade corporate bonds or government bonds.

The fund will invest the other 20% of its net assets in debt securities below investment grade, convertible securities, common stocks, derivative instruments and money market instruments.

Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds issued by foreign corporations and governments located in at least 3 different countries.

Since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of only a few companies or governments or may invest more than 25% of its assets in government securities of a single country. Accordingly, the Fund may have more risk than mutual funds that have broader diversification.

Income advantage - Under normal market conditions, Income Advantage invests primarily in debt securities below investment grade issued by U.S. and foreign corporations. Most of these will be rated BBB, BB or B by Standard & Poor's Corporation (S&P) or the Moody's Investors Service, Inc. (Moody's) equivalent. However, the Fund may invest in debt securities with lower ratings, including those in default. Other investments include investment-grade bonds, convertible securities, stocks, derivative instruments and money market instruments.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

PAGE 22
Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies may be subject to abrupt or erratic price movements. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.

Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.

Bond ratings and holdings for fiscal year ended Aug. 31, 1995
                 For Special Income Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC
23.11%          AAA                     Highest quality             1.29%
 2.58           AA                      High quality                 .08
 9.68           A                       Upper medium grade           .21
19.91           BBB                     Medium grade                 .45
14.29           BB                      Moderately speculative       .09
10.04           B                       Speculative                 1.51
 .65             CCC                     Highly speculative           .13
                CC                      Poor quality
                C                       Lowest quality
                D                       In default
 3.89           Unrated                 Unrated securities           .13

PAGE 23

Bond ratings and holdings for fiscal year ended Aug. 31, 1995
                    For Managed Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC
 5.47%          AAA                     Highest quality              .06%
 1.52           AA                      High quality
 2.05           A                       Upper medium grade           .04
 3.56           BBB                     Medium grade                 .06
 2.68           BB                      Moderately speculative       .01
 1.79           B                       Speculative                  .24
  .17           CCC                     Highly speculative           .05
                CC                      Poor quality
                C                       Lowest quality
 1.10           D                       In default                   .64
                Unrated                 Unrated securities
                                                            Bond ratings and holdings

(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency must be purchased. This is done by using a forward contract in which the price of the foreign

PAGE 24
currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security and it may be difficult to complete the transaction. Each Fund, except International Equity and Global Yield Funds may invest up to 25% (Growth Dimensions may invest up to 30%) of its total assets at the time of purchase in securities of foreign issuers.

Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining

PAGE 25
whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless shareholders approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity,
Aggressive Growth, Special Income, Managed, Growth Dimensions,
Global Yield and Income Advantage funds:

o Securities and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Securities and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

PAGE 26
How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy (redeem) any shares presented by the variable accounts. Surrender or withdrawal details are described in your variable annuity prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth, Managed and Growth Dimensions funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income, Moneyshare, Global Yield and Income Advantage funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

PAGE 27
Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity and Global Yield funds may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc. formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has four series of stock representing four separate, diversified funds - Capital Resource, International Equity, Aggressive Growth and Growth Dimensions. Capital Resource was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. International Equity and Aggressive Growth funds began operations on Jan. 13, 1992. Growth Dimensions began operations on April 30, 1996. IDS Life Special Income Fund, Inc. is a series mutual fund. It has three series of stock representing two separate, diversified funds - Special Income and Income Advantage and one separate non-diversified fund - Global Yield.
IDS Life Special Income Fund, and IDS Life Moneyshare Fund were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. Global Yield and Income Advantage began operation on April 30, 1996. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

All Funds are open-end management investment companies as defined in the Investment Company Act of 1940. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting

PAGE 28
rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, those in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource

Curt Weaver joined AEFC in 1979 and serves as senior portfolio manager. He has managed this Fund since 1987. He also serves as a member of the Growth Income team.

Special Income

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. Rejoining AEFC in 1991 as an associate portfolio manager, Steve was promoted to portfolio manager in 1993. He manages a number of fixed-income portfolios and also works as part of a team with IDS Global Bond Fund.

Managed

Mike Ducar joined AEFC in 1974 and serves as senior portfolio manager. He has managed the equity portfolio of this Fund since 1991. He had served as director-investment research and vice president of investment services. He also is a member of IDS Growth Income team.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Moneyshare

Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund and IDS Tax-Free Money Fund. From 1986 to 1992 he was a fixed income securities analyst. From 1992 to 1993 he was an associate portfolio manager. PAGE 29
International Equity

Peter Lamaison joined AEFC in 1981 and serves as president and chief executive officer of IDS International, Inc. and senior portfolio manager. He has managed this Fund since 1992. He also serves as portfolio manager of IDS International Fund.

Wes Wadman joined AEFC in 1964 and serves as executive vice president of IDS International, Inc. and as executive vice president of IDS Advisory Group Inc. He has served as portfolio manager of this Fund since its inception.

Paul Hopkins joined AEFC in 1992 and serves as chief investment officer and executive vice president of IDS International, Inc. He was appointed to the portfolio management team of this Fund in January 1994. He also serves as portfolio manager of IDS International Fund. Prior to joining AEFC, he was director of international equities for Bankers Trust.

Aggressive Growth

Marty Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Equity Portfolio since July 1993 and also manages accounts for IDS Advisory Portfolio Management Group.

Growth Dimensions

Gordon Fines joined AEFC in 1981 and serves as porfolio manager of this Fund and has served as vice president and senior portfolio manager of IDS New Dimensions Fund since 1991. Mr. Fines also leads the growth team for AEFC. From 1985 to 1991, he was portfolio manager of IDS Managed Retirement Fund.

Global Yield

Ray Goodner joined AEFC in 1977 and serves as portfolio manager of this Fund and as vice president and senior portfolio manager of IDS Global Bond Fund. He began his career in portfolio management in 1980. He has managed IDS Global Bond Fund since 1989. Since 1985 he also has served as portfolio manager of IDS Selective Fund.

Income Advantage

Jack Utter joined AEFC in 1962 and serves as senior portfolio manager. Since 1985 he also has served as portfolio manager of IDS Extra Income Fund.

Dave Gilson joined AEFC in 1989 and serves as associate manager of this Fund. He served as an analyst for all equity mutual funds from 1989 to 1993 and all high yield funds from Aug. 1993 to April 1996.

Directors and officers

Shareholders elect a board of directors who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the PAGE 30 board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS
MUTUAL FUND GROUP. On Aug. 31, 1995, the Fund's directors and officers did not own any shares of the Funds.

Directors and officers of the Funds

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Incorporated.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested directors who are officers and/or employees of AEFC

David R. Hubers
President and chief executive officer, AEFC.

James A. Mitchell
Executive vice president, AEFC.

PAGE 31
John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

PAGE 32
Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

Growth Dimensions Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

PAGE 33
Global Yield Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.840%
Next  $0.25                  0.825
Next  $0.25                  0.810
Next  $0.25                  0.795
Over  $1                     0.780

Income Advantage Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.620%
Next  $1                     0.605%
Next  $1                     0.590%
Next  $3                     0.575%
Next  $3                     0.560%
Over  $9                     0.545%

For the fiscal year ended Aug. 31, 1995, under the prior and current agreements Capital Resource Fund paid IDS Life a total investment management fee of .63% of its average daily net assets. Special Income Fund paid .63%, Managed Fund paid .63%, Moneyshare Fund paid .54%, International Equity Fund paid .87%, and Aggressive Growth Fund paid .63%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1995 were .69% for Capital Resource Fund, .68% for Special Income Fund, .68% for Managed Fund, .59% for Moneyshare Fund, 1.03% for International Equity Fund, .70% for Aggressive Growth Fund.

Administrative Services Agreement

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services as follows:
Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

PAGE 34
Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Growth Dimensions Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

PAGE 35
Global Yield Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Over  $1                     0.040

Income Advantage Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.50% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-investment Advisory Agreement with IDS
International, Inc. (International), a wholly owned subsidiary of AEFC.

International's principal place of business is located at IDS Tower 10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.50% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Aug. 31, 1995 were more than $124 billion.

PAGE 36
IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

PAGE 37
Retirement Annuity Mutual Funds
Prospectus/April 30, 1996

This prospectus describes six Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

IDS Life Moneyshare Fund is a money market fund. An investment in Moneyshare Fund is neither insured nor guaranteed by the U.S.
government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

IDS Life International Equity Fund is an international stock fund.

IDS Life Aggressive Growth Fund is a stock fund investing primarily in common stocks of small and medium-size companies.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional facts about the Funds are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated April 30, 1996, is incorporated here by reference. For a free copy, contact IDS Life Insurance Company
(IDS Life).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IDS LIFE IS NOT A FINANCIAL INSTITUTION, AND THE SECURITIES IT
OFFERS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY.

IDS Life Investment Series, Inc.
   IDS Life Capital Resource Fund
   IDS Life International Equity Fund
   IDS Life Aggressive Growth Fund
IDS Life Special Income Fund, Inc.
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.

PAGE 38
Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010
612-671-3733
TTY: 800-285-8846

PAGE 39
Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment policies and risk
Facts about investments and their risks
Alternative investment options
Valuing assets

How to invest, transfer or redeem shares
How to invest
How to transfer among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder meetings
Portfolio managers
Directors and officers
Investment manager
Administrative services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

PAGE 40
The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation, and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Moneyshare Fund's goal is to provide maximum current income consistent with liquidity and conservation of capital. It invests in money market securities.

International Equity Fund's goal is capital appreciation, and it invests primarily in common stocks of foreign issuers.

Aggressive Growth Fund's goal is capital appreciation, and it invests primarily in common stocks of small and medium-size companies.

Because any investment involves risk, achieving these goals cannot be guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly.
You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

PAGE 41
Expenses

The Funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expense. See
"Investment manager" and "Administrative services agreement" under "How the funds are organized."

Performance

Financial highlights

Capital Resouce Fund
Financial highlights

Fiscal year ended August 31,

Per share income and capital changes*

                                                1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning
of year                                       $23.43  $24.58  $23.90  $23.15  $17.54 $20.17   $15.06  $17.71  $15.97  $14.71

Income (loss) from investment operations:
Net investment income                            .29     .29     .23     .21     .40    .52      .39     .31     .52     .61

Net gains (losses) on securities (both realized
and unrealized)                                 3.70    1.56    1.89    1.75    6.61  (2.06)    5.38   (2.54)   4.23    2.87

Total from investment operations                3.99    1.85    2.12    1.96    7.01  (1.54)    5.77   (2.23)   4.75    3.48

Less distributions:
Dividends from net investment income            (.29)   (.29)   (.23)   (.21)   (.40)  (.52)    (.39)   (.31)   (.52)   (.61)

Distributions from realized gains              (2.71)  (2.71)  (1.21)  (1.00)  (1.00)  (.57)    (.27)   (.11)  (2.49)  (1.61)

Total distributions                            (3.00)  (3.00)  (1.44)  (1.21)  (1.40)  (1.09)   (.66)   (.42)  (3.01)  (2.22)

Net asset value, end of year                  $24.42  $23.43  $24.58  $23.90  $23.15  $17.54  $20.17  $15.06  $17.71  $15.97


Ratios/supplemental data
                                                1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                                 $3,845  $2,899  $2,308  $1,681  $1,191 $  702   $  660  $  454  $  493  $  301

Ratio of expenses to average
daily net assets                                 .69%    .68%    .68%    .70%    .70%    .70%    .73%    .69%    .59%    .54%

Ratio of net income to average
daily net assets                                1.22%   1.20%   0.94%   0.91%   1.94%   2.69%   2.22%   2.01%   2.94%   3.74%

Portfolio turnover rate
(excluding short-term
securities)                                       88%     85%     65%     63%     74%     82%     42%    111%    171%    115%

Total Return**                                 17.18%   7.61%   8.87%   8.54%  40.68%  (7.79)% 38.72% (12.59)% 30.32%  23.90%

 *For a share outstanding throughout the year.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
/TABLE

PAGE 42

Special Income Fund
Financial highlights

Fiscal year ended August 31,
Per share income and capital changes*

                                              1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning
of year                                      $11.05  $12.08  $11.26  $10.72  $10.10 $11.11   $10.88  $11.09  $11.91  $11.34
___________________________________________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                           .88     .84     .85     .90     .97    .99     1.03    1.03    1.08    1.16
Net gains (losses) on securities (both
realized and unrealized)                        .56    (.99)    .82     .54     .62  (1.01)     .23    (.21)   (.56)   1.26
___________________________________________________________________________________________________________________________
Total from investment operations               1.44    (.15)   1.67    1.44    1.59   (.02)    1.26     .82     .52    2.42
___________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment income           (.87)   (.85)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.08)  (1.16)
Distributions from realized gains              (.02)   (.02)      -       -       -      -        -       -    (.26)   (.69)
Excess distributions from net investment
income                                         (.02)   (.01)      -       -       -      -        -       -       -       -
___________________________________________________________________________________________________________________________
Total distributions                            (.91)   (.88)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.34)  (1.85)
___________________________________________________________________________________________________________________________
Net asset value, end of period               $11.58  $11.05  $12.08  $11.26  $10.72 $10.10   $11.11  $10.88  $11.09  $11.91
___________________________________________________________________________________________________________________________

Ratios/supplemental data
                                              1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                                $1,703  $1,559  $1,551  $1,136  $  800 $  641   $  565  $  428  $  409  $  307
Ratio of expenses to
average daily net assets                        .68%    .67%    .69%    .71%    .70%   .71%     .73%    .69%    .58%    .55%
Ratio of net income to
average daily net assets                       8.08%   7.20%   7.41%   8.22%   9.31%  9.42%    9.37%   9.45%   9.11%  10.27%
Portfolio turnover rate
(excluding short-term
securities)                                      56%     57%     77%     92%     97%   118%     132%    169%    101%    170%
___________________________________________________________________________________________________________________________
Total Return**                                13.75%  (1.30)% 15.47%  13.96%  16.54% (0.12)%  12.19%   7.76%   4.48%  23.17%
___________________________________________________________________________________________________________________________
 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 43

Managed Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                               1995    1994    1993    1992    1991   1990     1989    1988    1987    1986**
Net asset value, beginning of period          $13.65  $14.32  $13.08  $12.59  $10.93 $12.08   $9.87   $11.34  $10.10  $10.00

Income (loss) from investment operations:
Net investment income                            .40     .47     .49     .56     .58    .65     .48      .42     .45     .16

Net gains(losses) on securities (both
realized and unrealized)                        1.20    (.26)   1.60     .95    2.11   (.67)   2.25    (1.47)   1.45     .10

Total from investment operations                1.60     .21    2.09    1.51    2.69   (.02)   2.73    (1.05)   1.90     .26

Less distributions:
Dividends from net investment income            (.40)   (.47)   (.49)   (.56)   (.58)  (.65)   (.48)    (.42)   (.45)   (.16)

Distributions from net realized gains             --    (.41)   (.36)   (.46)   (.45)  (.48)   (.04)       -    (.21)      -

Total distributions                             (.40)   (.88)   (.85)  (1.02)  (1.03) (1.13)   (.52)    (.42)   (.66)   (.16)

Net asset value, end of period                $14.85  $13.65  $14.32  $13.08  $12.59 $10.93   $12.08  $ 9.87  $11.34  $10.10

Ratios/supplemental data
                                               1995    1994    1993    1992    1991   1990     1989    1988    1987    1986**

Net assets, end of period (in millions)       $3,044  $2,499  $1,858  $1,169  $  810 $  545   $  462  $  381  $  340  $   48

Ratio of expenses to average daily net
assets                                           .68%    .68%    .69%    .71%    .70%   .71%     .73%    .69%    .67%    .64%***

Ratio of net income to average
daily net assets                                2.96%   3.46%   3.70%   4.35%   4.86%  5.42%    5.06%   4.42%   4.10%   4.48%***

Portfolio turnover rate (excluding
short-term securities)                            72%     79%     58%     50%     52%    37%      69%     62%     48%     10%

Total Return+                                  11.94%   1.51%  16.33%  12.14%  25.24% (0.23)%  28.47%  (9.06)% 19.13%   2.55%

  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Commencement of operations. Period from April 30, 1986 to Aug. 31, 1986.
***Adjusted to an annual basis.
  +Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 44

Moneyshare Fund
Financial highlights

Fiscal year ended August 31,
Per share income and capital changes*

                                            1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning of
year                                       $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________
Income from investment operations:
Net investment income                        .05     .03     .03     .04     .07    .08      .09     .07     .06     .07
_________________________________________________________________________________________________________________________
Total from investment
operations                                   .05     .03     .03     .04     .07    .08      .09     .07     .06     .07
_________________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment
income                                      (.05)   (.03)   (.03)   (.04)   (.07)  (.08)    (.09)   (.07)   (.06)   (.07)
_________________________________________________________________________________________________________________________
Net asset value, end of year               $1.00   $1.00   $1.00   $1.00   $1.00  $1.00    $1.00   $1.00   $1.00   $1.00
_________________________________________________________________________________________________________________________

Ratios/supplemental data
                                            1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                              $ 227   $ 179   $ 180   $ 246   $ 285  $ 274    $ 160   $ 102   $  67   $  61
_________________________________________________________________________________________________________________________
Ratio of expenses to average
daily net assets                             .59%    .57%    .60%    .60%    .57%   .62%     .54%    .58%    .54%    .62%
_________________________________________________________________________________________________________________________
Ratio of net income to average
daily net assets                            5.23%   3.12%   2.67%   3.93%   6.55%  7.85%    8.68%   6.77%   5.87%   7.00%
_________________________________________________________________________________________________________________________
Total Return**                              5.27%   3.15%   2.73%   3.98%   6.77%  8.18%    8.99%   7.01%   6.01%   7.20%
_________________________________________________________________________________________________________________________
 *For a share outstanding throughout the year.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 45

International Equity Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                            1995        1994        1993        1992**
Net asset value, beginning of period       $12.91      $11.60      $10.01      $10.00
_____________________________________________________________________________________________
Income from investment operations:
Net investment income                         .17         .14         .15         .05
Net gains (losses) on securities (both
realized and unrealized)                     (.37)       1.61        1.81         .01
_____________________________________________________________________________________________
Total from investment operations             (.20)       1.75        1.96         .06
_____________________________________________________________________________________________
Less distributions:
Dividends from net investment income         (.16)       (.08)       (.15)       (.05)
Distributions from realized gains               -        (.29)       (.22)          -
Excess distributions from realized gains        -        (.07)          -           -
_____________________________________________________________________________________________
Total distributions                          (.16)       (.44)       (.37)       (.05)
_____________________________________________________________________________________________
Net asset value, end of period             $12.55      $12.91      $11.60      $10.01
_____________________________________________________________________________________________

Ratios/supplemental data
                                            1995        1994        1993        1992**
Net assets, end of period (in millions)    $1,442      $1,111      $  291      $   39
_____________________________________________________________________________________________
Ratio of expenses to average
daily net assets                             1.03%        .98%       1.10%       1.57%***
Ratio of net income to average
daily net assets                             1.56%       1.09%       1.37%       0.93%***
Portfolio turnover rate (excluding
short-term securities)                         38%         51%         62%         22%
_____________________________________________________________________________________________
Total Return#                               (1.77%)     15.11%      19.76%       0.55%#
_____________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 46

Aggressive Growth Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                            1995        1994        1993        1992**
Net asset value, beginning of period       $11.46      $11.68      $9.00       $10.00
_____________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                         .08         .01         .02         .02
Net gains (losses) on securities (both
realized and unrealized)                     2.98        (.22)       2.68       (1.00)
_____________________________________________________________________________________________
Total from investment operations             3.06        (.21)       2.70       (0.98)
_____________________________________________________________________________________________
Less distributions:
Dividends from net investment income         (.08)       (.01)       (.02)       (.02)
_____________________________________________________________________________________________
Net asset value, end of period             $14.44      $11.46      $11.68      $ 9.00
_____________________________________________________________________________________________

Ratios/supplemental data
                                            1995        1994        1993        1992**

Net assets, end of period (in millions)    $1,412      $  763      $  299      $   57
_____________________________________________________________________________________________
Ratio of expenses to average
daily net assets                              .70%        .69%        .75%        .98%***
Ratio of net income to average
daily net assets                             0.72%       0.14%       0.28%       0.21%***
Portfolio turnover rate (excluding
short-term securities)                        116%         59%         55%         28%
_____________________________________________________________________________________________
Total Return#                               26.80%      (1.77)%     29.98%      (9.76)%
_____________________________________________________________________________________________
  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Commencement of operations.  Period from Jan. 13, 1992 to Aug. 31, 1992.
***Adjusted to an annual basis.
  #Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 47
The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Average annual total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                   +17.2%    +16.0%        +14.2%

S&P 500                +21.3     +15.1         +15.2

PAGE 48
Cumulative total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                   +17.2%    +109.6%       +278.5%

S&P 500                +21.3     +102.2        +310.8

Average annual total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +13.8%    +11.5%        +10.3%

Lehman Aggregate
Bond Index             +11.0     + 9.6         + 9.9

Cumulative total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +13.8%    +72.2%        +167.5%

Lehman Aggregate
Bond Index             +11.0     +57.8         +157.6

Average annual total returns as of Aug. 31, 1995

                                                Since
Purchase               1 year    5 Years        inception
made                   ago       ago            April 30, 1986

Managed Fund           +11.9%    +13.2%         +11.0%

S&P 500                +21.3     +15.1          +13.3

Cumulative total returns as of Aug. 31, 1995

                                                Since
Purchase               1 year    5 Years        inception
made                   ago       ago            April 30, 1986

Managed Fund           +11.9%    + 85.6%        +164.4%

S&P 500                +21.3     +102.2         +220.7

PAGE 49
Average annual total returns as of Aug. 31, 1995

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International
Equity Fund                -1.8%     + 8.9%

Morgan Stanley
Capital International
World Index                +8.8      +10.2

Cumulative total returns as of Aug. 31, 1995

                                     Since
Purchase                   1 year    inception
made                       ago       Jan. 13, 1992

International
Equity Fund                -1.8%     +36.2%

Morgan Stanley
Capital International
World Index                +8.8      +42.3

Average annual total returns as of Aug. 31, 1995

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                   +26.8%    +11.0%

S&P 500                +21.3     +11.7

Cumulative total returns as of Aug. 31, 1995

                                 Since
Purchase               1 year    inception
made                   ago       Jan. 13, 1992

Aggressive Growth
Fund                   +26.8%    +46.1%

S&P 500                +21.3     +49.2
PAGE 50
These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contract. Inclusion of these charges would reduce total return for all periods shown.

For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

The Morgan Stanley Capital International World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income Fund.

Yield calculation

Special Income Fund may calculate a 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the net asset value per share on the last day of the period, and

o    converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

PAGE 51
Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types:
investment income (dividends) and realized net long-term capital gains (capital gains distributions).

Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day, and is calculated at the close of business. For Special Income Fund, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

PAGE 52
Investment policies and risk

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.


Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly.

The Fund also may invest in derivative instruments and foreign securities.

Moneyshare Fund - Under normal market conditions, Moneyshare Fund invests primarily in high-quality, short-term, debt securities and other money market instruments denominated in U.S. dollars. The Fund intends to maintain a constant net asset value of $1 per share, although there is no assurance it will be able to do so.
The Fund will not purchase any security with a remaining maturity of more than 13 months and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund also may invest in foreign securities. For a description of money market securities, see Appendix C in the SAI.

International Equity Fund - Under normal market conditions,
International Equity Fund invests at least 65% of its total assets in foreign equity securities having a potential for superior growth. Superior means fund performance better than the Morgan
Stanley Capital International World Index.

The Fund's investments will be primarily in common stocks and securities convertible into common stocks of foreign issuers.
However, if the investment manager believes they have more potential for capital growth, the Fund may invest in bonds issued PAGE 53 or guaranteed either by countries that are members of the Organization for Economic Cooperation and Development (OECD) or by international agencies such as the World Bank or the European Investment Bank. These bonds will not be purchased unless, in the judgment of the investment manager, they are comparable in quality to bonds rated AA by Standard & Poor's Corporation (S&P).

The percentage of fund assets invested in particular countries or regions of the world will change according to their political stability and economic condition. Ordinarily, the Fund will invest in companies domiciled in at least three foreign countries.

Normally, investments in U.S. issuers will constitute less than 20% of the Fund's portfolio. However, as a temporary measure, the Fund may invest any portion of its assets in securities of U.S. issuers that appear to have greater potential for superior growth than foreign securities. U.S. investments would include common stocks, convertible securities and corporate and government bonds.

The bonds must bear one of the four highest ratings given by Moody's or S&P or must be of comparable quality. The Fund also may invest in money market instruments and derivative instruments. No more than 5% of the Fund's total assets may be invested in options on individual securities.

Aggressive Growth Fund - Under normal market conditions, Aggressive Growth Fund invests primarily in common stocks of U.S. and foreign companies that are small and medium size growth companies. Many of these companies emphasize technological innovation or productivity improvements.

The Fund invests in warrants to purchase common stock, debt securities or in securities of large, well-established companies when the portfolio manager believes those investments offer the best opportunity for capital growth. The Fund also may invest in foreign securities, derivative instruments and money market instruments.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies may be subject to abrupt or erratic price movements. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

PAGE 54
Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit analysis.

Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.

Bond ratings and holdings for fiscal year ended Aug. 31, 1995
                 For Special Income Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC
  23.11%        AAA                     Highest quality             1.29%
   2.58         AA                      High quality                 .08
   9.68         A                       Upper medium grade           .21
  19.91         BBB                     Medium grade                 .45
  14.29         BB                      Moderately speculative       .09
  10.04         B                       Speculative                 1.51
    .65         CCC                     Highly speculative           .13
     --         CC                      Poor quality                  --
     --         C                       Lowest quality                --
     --         D                       In default                    --

   3.89         Unrated                 Unrated securities           .13

Bond ratings and holdings for fiscal year ended Aug. 31, 1995
                    For Managed Fund

                                                                    Percent of
                                                                    net assets
                                                                    in unrated
                S&P Rating              Protection of               securities
Percent of      (or Moody's             principal and               assessed by
net assets      equivalent)             interest                    AEFC
   5.47%        AAA                     Highest quality              .06%
   1.52         AA                      High quality                  --
   2.05         A                       Upper medium grade           .04
   3.56         BBB                     Medium grade                 .06
   2.68         BB                      Moderately speculative       .01
   1.79         B                       Speculative                  .24
    .17         CCC                     Highly speculative           .05
     --         CC                      Poor quality                  --
     --         C                       Lowest quality                --
     --         D                       In default                    --

   1.10         Unrated                 Unrated securities           .64
/TABLE

PAGE 55
(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities: All Funds except Moneyshare may invest in U.S. government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.

In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency must be purchased. This is done by using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security and it may be difficult to complete the transaction. Each Fund, except International Equity Fund may invest up to 25% of its total assets at the time of purchase in securities of foreign issuers.

Derivative instruments: For all Funds except Moneyshare, the portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or PAGE 56 to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments.
A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's obligations to the extent such obligations are not covered.
No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets (zero for Moneyshare) will be held in securities and derivative instruments that are illiquid.

Money market instruments: For all Funds except Moneyshare, short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Fund's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. PAGE 57
Unless shareholders approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

Moneyshare Fund's securities are valued at amortized cost. In valuing assets of Capital Resource, International Equity,
Aggressive Growth, Special Income and Managed funds:

o Securities and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Securities and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy (redeem) any shares presented by the variable accounts. Surrender or withdrawal details are described in your variable annuity prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the PAGE 58 price per share will be the net asset value at the close of business on the next business day.

Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource, International Equity, Aggressive Growth and Managed funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income and Moneyshare funds, net investment income is distributed monthly. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

Income received by International Equity Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the United States may reduce or eliminate those taxes.

How the Funds are organized

IDS Life Investment Series, Inc. formerly known as IDS Life Capital Resource Fund, Inc., is a series mutual fund. It has three series of stock representing three separate, diversified funds - Capital Resource, International Equity and Aggressive Growth. It was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. International Equity and Aggressive Growth funds began operations on Jan. 13, 1992. IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc. were originally incorporated in Nevada on April 27, 1981, but changed their state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

PAGE 59
All Funds are open-end management investment companies as defined in the Investment Company Act of 1940. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, those in the same proportion as the shares for which we have received instructions.

Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource

Curt Weaver joined AEFC in 1979 and serves as senior portfolio manager. He has managed this Fund since 1987. He also serves as a member of the Growth Income team.

Special Income

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. Rejoining AEFC in 1991 as an associate portfolio manager, Steve was promoted to portfolio manager in 1993. He manages a number of fixed-income portfolios and also works as part of a team with IDS Global Bond Fund.

PAGE 60
Managed

Mike Ducar joined AEFC in 1974 and serves as senior portfolio manager. He has managed the equity portfolio of this Fund since 1991. He had served as director-investment research and vice president of investment services. He also is a member of IDS Growth Income team.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Moneyshare

Terry Fettig joined AEFC in 1986. He serves as portfolio manager for this Fund, IDS Cash Management Fund and IDS Tax-Free Money
Fund. From 1986 to 1992 he was a fixed income securities analyst. From 1992 to 1993 he was an associate portfolio manager.

International Equity

Peter Lamaison joined AEFC in 1981 and serves as president and chief executive officer of IDS International, Inc. and senior portfolio manager. He has managed this Fund since 1992. He also serves as portfolio manager of IDS International Fund.

Wes Wadman joined AEFC in 1964 and serves as executive vice president of IDS International, Inc. and as executive vice president of IDS Advisory Group Inc. He has served as portfolio manager of this Fund since its inception.

Paul Hopkins joined AEFC in 1992 and serves as chief investment officer and executive vice president of IDS International, Inc. He was appointed to the portfolio management team of this Fund in January 1994. He also serves as portfolio manager of IDS International Fund. Prior to joining AEFC, he was director of international equities for Bankers Trust.

Aggressive Growth

Marty Hurwitz joined AEFC in 1987 and serves as portfolio manager. He was appointed to manage this Fund in January 1995. He has managed IDS Life Series Equity Portfolio since July 1993 and also manages accounts for IDS Advisory Portfolio Management Group.

Directors and officers

Shareholders elect a board of directors who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS PAGE 61
MUTUAL FUND GROUP. On Aug. 31, 1995, the Fund's directors and officers did not own any shares of the Funds.

Directors and officers of the Funds

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Incorporated.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested directors who are officers and/or employees of AEFC

David R. Hubers
President and chief executive officer, AEFC.

James A. Mitchell
Executive vice president, AEFC.

John R. Thomas
Senior vice president, AEFC.

PAGE 62
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

PAGE 63
Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

For the fiscal year ended Aug. 31, 1995, under the prior and current agreements Capital Resource Fund paid IDS Life a total investment management fee of .63% of its average daily net assets. Special Income Fund paid .63%, Managed Fund paid .63%, Moneyshare Fund paid .54%, International Equity Fund paid .87% and Aggressive Growth Fund paid .63%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1995 were .69% for Capital Resource Fund, .68% for Special Income Fund, .68% for Managed Fund, .59% for Moneyshare Fund, 1.03% for International Equity Fund and .70% for Aggressive Growth Fund.

PAGE 64
Administrative Services Agreement

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services as follows:

Capital Resource Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Special Income Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Managed Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

Moneyshare Fund

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

International Equity Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

PAGE 65
Aggressive Growth Fund

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.50% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-investment Advisory Agreement with IDS
International, Inc. (International), a wholly owned subsidiary of AEFC.

International's principal place of business is located at IDS Tower 10, Minneapolis, MN 55440-0010, while it also conducts investment advisory business in London, England. International has had assets under management since 1981. International determines the securities that will be purchased, held or sold and executes purchases and sales for International Equity Fund as directed by AEFC. For its services, AEFC pays International a fee equal on an annual basis to 0.50% of International Equity Fund's average daily net assets.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Aug. 31, 1995 were more than $124 billion.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

PAGE 66
AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

PAGE 67
Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company

PAGE 68
Retirement Annuity Mutual Funds - Symphony
Prospectus/April 30, 1996

This prospectus describes three Funds that receive payments from the variable accounts of your variable annuity contract. Each of these Funds has different investment objectives and policies.

IDS Life Capital Resource Fund is a stock fund.

IDS Life Special Income Fund is a bond fund.

IDS Life Managed Fund is a managed fund.

This prospectus contains facts that can help you decide if the Funds are the right investment for you. Read this along with your variable annuity prospectus before you invest and keep both prospectuses for future reference.

Additional facts about the Funds are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated April 30, 1996, is incorporated here by reference. For a free copy, contact IDS Life Insurance Company
(IDS Life).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IDS LIFE IS NOT A FINANCIAL INSTITUTION, AND THE SECURITIES IT
OFFERS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
ENDORSED BY, ANY FINANCIAL INSTITUTION, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY.

IDS Life Investment Series, Inc.
  IDS Life Capital Resource Fund
IDS Life Managed Fund, Inc.
IDS Life Special Income Fund, Inc.

IDS Life Insurance Company
P.O. Box 458
Minneapolis, MN 55440
800-422-3542

PAGE 69
Table of contents

The Funds in brief
Goals and types of Fund investments
Manager and distributor
Variable accounts

Sales charge and expenses
Sales charge
Expenses

Performance
Financial highlights
Total returns
Yield calculation
Key terms

Investment policies and risk
Facts about investments and their risks
Alternative investment options
Valuing assets

How to invest, transfer or redeem shares
How to invest
How to transfer among variable accounts
Redeeming shares

Distributions and taxes
Dividend and capital gain distributions
Taxes

How the Funds are organized
Shares
Voting rights
Shareholder meetings
Portfolio managers
Directors and officers
Investment manager
Administrative services agreement
Investment advisory agreements

About American Express Financial Corporation
General information

PAGE 70
The Funds in brief

Goals and types of Fund investments

Capital Resource Fund's goal is capital appreciation, and it invests primarily in U.S. common stocks.

Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. It invests primarily in investment-grade bonds.

Managed Fund's goal is maximum total investment return through a combination of capital growth and current income. It invests primarily in stocks, convertible securities, bonds and money market instruments.

Because any investment involves risk, achieving these goals cannot be guaranteed. Only the contract owners can change the goals. See "Voting rights."

Manager and distributor

The Funds are managed by IDS Life, a subsidiary of American Express Financial Corporation (AEFC). AEFC has an agreement with IDS Life to furnish investment advice for the Funds managed by IDS Life.

Variable accounts

You may not buy (nor will you own) shares of the Fund directly.
You invest by buying a variable annuity and allocating your purchase payments among the variable accounts that invest in the Funds.

Sales charge and expenses

Sales charge

There is no sales charge for the sale or redemption of fund shares, but there may be charges associated with your redemption (surrender or withdrawal) of your annuity contract. Any charges that apply to the variable accounts and your annuity contract are described in the variable annuity prospectus.

Expenses

The funds pay IDS Life a fee for managing their investment portfolios. The Funds pay AEFC for administrative and accounting services. The Funds also pay certain nonadvisory expense. See
"Investment manager" and "Administrative services agreement" under "How the funds are organized".

PAGE 71
Performance

Financial highlights

Capital Resource Fund
Financial highlights

Fiscal year ended August 31,

Per share income and capital changes*

                                               1995     1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning
of year                                        $23.43 $24.58  $23.90  $23.15  $17.54 $20.17   $15.06  $17.71  $15.97  $14.71

Income (loss) from investment operations:
Net investment income                             .29    .29     .23     .21     .40    .52      .39     .31     .52     .61

Net gains (losses) on securities (both realized
and unrealized)                                  3.70   1.56    1.89    1.75    6.61  (2.06)    5.38   (2.54)   4.23    2.87

Total from investment operations                 3.99   1.85    2.12    1.96    7.01  (1.54)    5.77   (2.23)   4.75    3.48

Less distributions:
Dividends from net investment income             (.29)  (.29)   (.23)   (.21)   (.40)  (.52)    (.39)   (.31)   (.52)   (.61)

Distributions from realized gains               (2.71) (2.71)  (1.21)  (1.00)  (1.00)  (.57)    (.27)   (.11)  (2.49)  (1.61)

Total distributions                             (3.00) (3.00)  (1.44)  (1.21)  (1.40)  (1.09)   (.66)   (.42)  (3.01)  (2.22)

Net asset value, end of year                   $24.42 $23.43  $24.58  $23.90  $23.15  $17.54  $20.17  $15.06  $17.71  $15.97


Ratios/supplemental data
                                                1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                                  $3,845 $2,899  $2,308  $1,681  $1,191 $  702   $  660  $  454  $  493  $  301

Ratio of expenses to average
daily net assets                                  .69%   .68%    .68%    .70%    .70%    .70%    .73%    .69%    .59%    .54%

Ratio of net income to average
daily net assets                                 1.22%  1.20%   0.94%   0.91%   1.94%   2.69%   2.22%   2.01%   2.94%   3.74%

Portfolio turnover rate
(excluding short-term
securities)                                        88%    85%     65%     63%     74%     82%     42%    111%    171%    115%

Total return**                                  17.18%  7.61%   8.87%   8.54%  40.68%  (7.79)% 38.72% (12.59)% 30.32%  23.90%

 *For a share outstanding throughout the year.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 72

Special Income Fund
Financial highlights

Fiscal year ended August 31,
Per share income and capital changes*

                                        1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net asset value, beginning
of year                                $11.05  $12.08  $11.26  $10.72  $10.10 $11.11   $10.88  $11.09  $11.91  $11.34
______________________________________________________________________________________________________________________
Income (loss) from investment operations:
Net investment income                     .88     .84     .85     .90     .97    .99     1.03    1.03    1.08    1.16
Net gains (losses) on securities (both
realized and unrealized)                  .56    (.99)    .82     .54     .62  (1.01)     .23    (.21)   (.56)   1.26
______________________________________________________________________________________________________________________
Total from investment operations         1.44    (.15)   1.67    1.44    1.59   (.02)    1.26     .82     .52    2.42
______________________________________________________________________________________________________________________
Less distributions:
Dividends from net investment income     (.87)   (.85)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.08)  (1.16)
Distributions from realized gains        (.02)   (.02)      -       -       -      -        -       -    (.26)   (.69)
Excess distributions from net investment
income                                   (.02)   (.01)      -       -       -      -        -       -       -       -
_______________________________________________________________________________________________________________________
Total distributions                      (.91)   (.88)   (.85)   (.90)   (.97)  (.99)   (1.03)  (1.03)  (1.34)  (1.85)
_______________________________________________________________________________________________________________________
Net asset value, end of period         $11.58  $11.05  $12.08  $11.26  $10.72 $10.10   $11.11  $10.88  $11.09  $11.91
_______________________________________________________________________________________________________________________

Ratios/supplemental data
                                        1995    1994    1993    1992    1991   1990     1989    1988    1987    1986
Net assets, end of year
(in millions)                          $1,703  $1,559  $1,551  $1,136  $  800 $  641   $  565  $  428  $  409  $  307
Ratio of expenses to
average daily net assets                  .68%    .67%    .69%    .71%    .70%   .71%     .73%    .69%    .58%    .55%
Ratio of net income to
average daily net assets                 8.08%   7.20%   7.41%   8.22%   9.31%  9.42%    9.37%   9.45%   9.11%  10.27%
Portfolio turnover rate
(excluding short-term
securities)                                56%     57%     77%     92%     97%   118%     132%    169%    101%    170%
_______________________________________________________________________________________________________________________
Total return**                          13.75%  (1.30)% 15.47%  13.96%  16.54% (0.12)%  12.19%   7.76%   4.48%  23.17%
_______________________________________________________________________________________________________________________
 *For a share outstanding throughout the period.  Rounded to the nearest cent.
**Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

PAGE 73

Managed Fund
Financial highlights

Fiscal period ended August 31,
Per share income and capital changes*

                                               1995    1994    1993    1992    1991   1990     1989    1988    1987    1986**
Net asset value, beginning of period          $13.65  $14.32  $13.08  $12.59  $10.93 $12.08   $9.87   $11.34  $10.10  $10.00

Income (loss) from investment operations:
Net investment income                            .40     .47     .49     .56     .58    .65     .48      .42     .45     .16

Net gains(losses) on securities (both
realized and unrealized)                        1.20    (.26)   1.60     .95    2.11   (.67)   2.25    (1.47)   1.45     .10

Total from investment operations                1.60     .21    2.09    1.51    2.69   (.02)   2.73    (1.05)   1.90     .26

Less distributions:
Dividends from net investment income            (.40)   (.47)   (.49)   (.56)   (.58)  (.65)   (.48)    (.42)   (.45)   (.16)

Distributions from net realized gains            --     (.41)   (.36)   (.46)   (.45)  (.48)   (.04)       -    (.21)      -

Total distributions                             (.40)   (.88)   (.85)  (1.02)  (1.03) (1.13)   (.52)    (.42)   (.66)   (.16)

Net asset value, end of period                $14.85  $13.65  $14.32  $13.08  $12.59 $10.93   $12.08  $ 9.87  $11.34  $10.10


Ratios/supplemental data
                                               1995    1994    1993    1992    1991   1990     1989    1988    1987    1986**

Net assets, end of period (in millions)       $3,044  $2,499  $1,858  $1,169  $810   $545     $462    $381    $340    $48

Ratio of expenses to average daily net
assets                                           .68%    .68%    .69%    .71%    .70%    .71%    .73%    .69%    .67%
 .64%***

Ratio of net income to average
daily net assets                                2.96%   3.46%   3.70%   4.35%   4.86%   5.42%   5.06%   4.42%   4.10%
4.48%***

Portfolio turnover rate (excluding
short-term securities)                            72%     79%     58%     50%     52%     37%     69%     62%     48%     10%

Total Return+                                  11.94%   1.51%  16.33%  12.14%  25.24%  (0.23)% 28.47%  (9.06)% 19.13%   2.55%

  *For a share outstanding throughout the period. Rounded to the nearest cent.
 **Commencement of operations. Period from April 30, 1986 to Aug. 31, 1986.
***Adjusted to an annual basis.
  +Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds is contained in the fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Average annual total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource       +17.2%    +16.0%        +14.2%
Fund

S&P 500                +21.3     +15.1         +15.2
PAGE 74
Cumulative total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Capital Resource
Fund                   +17.2%    +109.6%       +278.5%

S&P 500                +21.3     +102.2        +310.8

Average annual total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +13.8%    +11.5%        +10.3%

Lehman Aggregate
Bond Index             +11.0     + 9.6         + 9.9

Cumulative total returns as of Aug. 31, 1995

Purchase               1 year    5 years       10 years
made                   ago       ago           ago

Special Income Fund    +13.8%    +72.2%        +167.5%

Lehman Aggregate
Bond Index             +11.0     +57.8         +157.6

Average annual total returns as of Aug. 31, 1995

                                                Since
Purchase               1 year    5 years        inception
made                   ago       ago            April 30, 1986

Managed Fund           +11.9%    +13.2%         +11.0%

S&P 500                +21.3     +15.1          +13.3

Cumulative total returns as of Aug. 31, 1995

                                                Since
Purchase               1 year    5 Years        inception
made                   ago       ago            April 30, 1986

Managed Fund           +11.9%    + 85.6%        +164.4%

S&P 500                +21.3     +102.2         +220.7

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods. The results do not reflect the expenses that apply to the variable accounts or the annuity contracts. Inclusion of these charges would reduce total return for all periods shown.

PAGE 75
For purposes of calculation, information about each Fund assumes the deduction of applicable fund expenses, makes no adjustments for taxes that may have been paid on the reinvested income and capital gains and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Each Fund's investments may be different from those in the indexes. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance.

Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Special Income Fund.

Yield calculation

Special Income Fund may calculate a 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the net asset value per share on the last day of the period, and

o    converting the result to a yearly equivalent figure.

This yield calculation does not include any annuity charges or contingent deferred sales charges, which would reduce the yield quoted.

A fund's yield varies from day to day, mainly because share values and net asset values (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

Key terms

Average annual total return - The annually compounded rate of return over a given time period (usually two or more years) -- total return for the period converted to an equivalent annual figure.

PAGE 76
Capital gains or losses - Increase or decrease in value of the securities the funds hold. Gains are realized when securities that have increased in value are sold. A fund also may have unrealized gains or losses when securities increase or decrease in value but are not sold.

Close of business - Normally 3 p.m. Central time each business day (any day the New York Stock Exchange is open).

Distributions - Payments to the variable accounts of two types:
investment income (dividends) and realized net long-term capital gains (capital gains distributions).

Investment income - Dividends and interest earned on securities held by the funds.

Net asset value (NAV) - Value of a single fund share. It is the total market value of all of a fund's investments and other assets, less any liabilities, divided by the number of shares outstanding.

The NAV is the price the variable account receives when it sells shares. It usually changes from day to day, and is calculated at the close of business. For Special Income Fund, NAV generally declines as interest rates increase and rises as interest rates decline.

Total return - Sum of all returns for a given period, assuming reinvestment of all distributions. Calculated by taking the total value of shares at the end of the period (including shares acquired by reinvestment), less the price of shares purchased at the beginning of the period.

Variable accounts - The separate accounts or subaccounts, each of which invests in shares of one of the funds.

Yield - Net investment income earned per share for a specified time period, divided by the net asset value at the end of the period.

Investment policies and risk

Capital Resource Fund - Under normal market conditions, Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock. The portfolio manager selects investments believed to have potential for capital growth.

The Fund also may invest in preferred stocks, bonds, debt securities, foreign securities, money market instruments and derivative instruments.

Special Income Fund - Under normal market conditions, Special Income Fund invests primarily in debt securities. At least 50% of its net assets are invested in corporate bonds of the four highest ratings, in other corporate bonds the investment manager believes have the same investment qualities and in government bonds.

PAGE 77
The Fund also may invest in corporate bonds with lower ratings, convertible securities, preferred stocks, derivative instruments, money market instruments and foreign bonds.

Managed Fund - Under normal market conditions, Managed Fund invests at least 50% of its total assets in common stocks. The Fund also invests in preferred stocks, convertible securities, warrants, bonds and money market instruments. Ordinarily, investments other than common stock would constitute 50% or less of the Fund's portfolio. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. This allows the investment manager flexibility to best achieve the Fund's goal. This might occur, for example, when interest rates are high but are expected to decline significantly. The Fund also may invest in derivative instruments and foreign securities.

The various types of investments the portfolio managers use to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of smaller or foreign companies may be subject to abrupt or erratic price movements. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, some of the securities in which a fund invests involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, the convertible securities trade more like common stock.

Debt securities: The price of an investment grade bond fluctuates as interest rates change or if its credit rating is upgraded or downgraded.

Debt securities below investment grade: The price of these bonds may react more to the ability of a company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as "junk bonds." Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, a fund relies both on independent rating agencies and the investment manager's credit

PAGE 78
analysis. Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the fund's investment manager believes it is advantageous to do so.

Bond ratings and holdings for fiscal year ended Aug. 31, 1995
                 For Special Income Fund

                                                                 Percent of net
                S&P Rating              Protection of           assets in unrated
Percent of      (or Moody's             principal and          securities assessed
net assets      equivalent)             interest                     by AEFC
23.11%          AAA                     Highest quality             1.29%
 2.58           AA                      High quality                 .08
 9.68           A                       Upper medium grade           .21
19.91           BBB                     Medium grade                 .45
14.29           BB                      Moderately speculative       .09
10.04           B                       Speculative                 1.51
  .65           CCC                     Highly speculative           .13
 --             CC                      Poor quality                 --
 --             C                       Lowest quality               --
 --             D                       In default                   --

 3.89           Unrated                 Unrated securities           .13

(See Appendix to the SAI for further information regarding ratings.)

Bond ratings and holdings for fiscal year ended Aug. 31, 1995
                    For Managed Fund

                                                                 Percent of net
                S&P Rating              Protection of           assets in unrated
Percent of      (or Moody's             principal and          securities assessed
net assets      equivalent)             interest                     by AEFC
 5.47%          AAA                     Highest quality              .06%
 1.52           AA                      High quality                 --
 2.05           A                       Upper medium grade           .04
 3.56           BBB                     Medium grade                 .06
 2.68           BB                      Moderately speculative       .01
 1.79           B                       Speculative                  .24
  .17           CCC                     Highly speculative           .05
 --             CC                      Poor quality                 --
 --             C                       Lowest quality               --
 --             D                       In default                   --

 1.10           Unrated                 Unrated securities           .64

(See Appendix to the SAI for further information regarding ratings.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, a fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a fund may have to sell securities to have sufficient cash to pay the dividends.

Mortgage-backed securities:  All Funds may invest in U.S.
government securities representing part ownership of pools of mortgage loans. A pool, or group, of mortgage loans issued by such lenders as mortgage bankers, commercial banks and savings and loan associations, is assembled and mortgage pass-through certificates are offered to investors through securities dealers.
In pass-through certificates, both principal and interest payments, PAGE 79 including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Fund, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on the certificates.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to political and economic risks of the countries in which the investments are made including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency must be purchased. This is done by using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the fund holds foreign currencies or securities valued in foreign currencies, the price of a fund share will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. Each Fund may invest up to 25% of its total assets at the time of purchase in securities of foreign issuers.

Derivative instruments: The portfolio managers may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns.
Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow a portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties, and inability to close such instruments. A fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's obligations to the extent such obligations are not covered. No more than 5% of each Fund's net assets can be used at any one time PAGE 80 for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. For further information, see the options and futures appendixes in the SAI.

Securities and derivative instruments that are illiquid: Illiquid means the security or derivative instrument cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board of directors and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets will be held in securities and derivative instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of each of the funds' total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the board of directors.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless shareholders approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment options

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing assets

In valuing assets of each fund:

o Securities and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

PAGE 81
o Securities and assets without readily available market values are valued according to methods selected in good faith by the board of directors.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to invest, transfer or redeem shares

How to invest

You may invest in the Funds only by buying a variable annuity contract. For further information concerning maximum and minimum payments and submitting and acceptance of your application, see your annuity prospectus.

How to transfer among variable accounts

You can transfer all or part of your value in a variable account to one or more of the other variable accounts with different investment objectives. Please refer to your variable annuity prospectus for more information about transfers.

Redeeming shares

The Funds will buy (redeem) any shares presented by the variable accounts. Surrender or withdrawal details are described in your variable annuity prospectus.

Payment generally will be mailed within seven days of the redemption request. The amount may be more or less than the amount invested. Shares will be redeemed at net asset value at the close of business on the day the request is accepted at the Minneapolis office. If the request arrives after the close of business, the price per share will be the net asset value at the close of business on the next business day.

Distributions and taxes

The Funds distribute to shareholders (the variable accounts) net investment income and net capital gains. They do so to qualify as regulated investment companies and to avoid paying corporate income and excise taxes.

Dividend and capital gain distributions

Capital Resource and Managed Funds distribute their net investment income (dividends and interest earned on securities held by the Fund, less operating expenses) to shareholders (the variable accounts) at the end of each calendar quarter. For Special Income, net investment income is distributed monthly. Short-term capital gains distributed are included in net investment income. Net realized capital gains, if any, from selling securities are distributed at the end of the calendar year. Before they are distributed, both net investment income and net capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the PAGE 82 distribution. (Since the distributions are reinvested, the total value of the holdings will not change.) The reinvestment price is the net asset value at close of business on the day the distribution is paid.

Taxes

The Internal Revenue Service has issued final regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Each Fund intends to comply with these requirements.

Federal income taxation of variable accounts, life insurance companies and annuities is discussed in your annuity prospectus.

How the funds are organized

Capital Resource Fund is a portfolio of IDS Life Investment Series, Inc., formerly known as IDS Capital Resource Fund, Inc., a series mutual fund which was incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Special Income Fund, Inc. was originally incorporated in Nevada on April 27, 1981, but changed its state of incorporation to Minnesota on June 13, 1986. IDS Life Managed Fund, Inc. was incorporated in Minnesota on March 5, 1985.

All Funds are open-end management investment companies as defined in the Investment Company Act of 1940. The headquarters of the Funds is IDS Tower 10, Minneapolis, MN 55440-0010. The Funds are part of the IDS MUTUAL FUND GROUP, a family of funds that began in 1940.

Shares

A fund is owned by the variable accounts, its shareholders. All shares issued by each Fund are of the same class -- capital stock. Par value is 1 cent per share ($.001 for Managed Fund). Both full and fractional shares can be issued.

Voting rights

For a discussion of the rights of annuity contract owners concerning the voting of shares held by the variable accounts, please see your annuity prospectus. All shares have equal voting rights. In any matter requiring the vote of shareholders (the fund's management and fundamental policies), IDS Life and its affiliates will ask for instructions from the person with voting rights. The number of votes you have is in proportion to the amount you have allocated to each variable account. Your instructions will be weighted in the same proportion and IDS Life and its affiliates will vote them that way. We will vote those shares for which we do not receive instructions, and those shares for which we have voting rights, those in the same proportion as the shares for which we have received instructions.

PAGE 83
Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the directors may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove directors. Meetings of the shareholders also may be called on demand by the holders of 3% or more of the outstanding shares of each Fund if no meeting has been held during the preceding 15 months.

Portfolio managers

Capital Resource

Curt Weaver joined AEFC in 1979 and serves as senior portfolio manager. He has managed this Fund since 1987. He also serves as a member of the Growth Income team.

Special Income

Steve Merrell joined AEFC in 1988 as a quantitative investment analyst. He became portfolio manager of this Fund in January 1995. From 1990 to 1991, Steve worked for JP Morgan Futures, Inc. marketing futures-based investment strategies. Rejoining AEFC in 1991 as an associate portfolio manager, Steve was promoted to portfolio manager in 1993. He manages a number of fixed-income portfolios and also works as part of a team with IDS Global Bond Fund.

Managed

Mike Ducar joined AEFC in 1974 and serves as senior portfolio manager. He has managed the equity portfolio of this Fund since 1991. He had served as director-investment research and vice president of investment services. He also is a member of IDS Growth Income team.

Deb Pederson joined AEFC in 1986 and serves as portfolio manager. She has managed the fixed income portfolio of this Fund since January 1994. She also manages the fixed income portfolio of IDS Life Series Fund, Inc. - Managed Portfolio and the low grade invested assets of IDS Life, IDS Life Insurance Company of New York and American Enterprise Life Insurance Company.

Directors and officers

Shareholders elect a board of directors who oversee the operations of the Funds and choose its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The directors also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP. On Aug. 31, 1995, the Fund's directors and officers did not own any shares of the Funds.

PAGE 84
Directors and officers of the Funds

President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Incorporated.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested directors who are officers and/or employees of AEFC

David R. Hubers
President and chief executive officer, AEFC.

James A. Mitchell
Executive Vice President, AEFC.

John R. Thomas
Senior vice president, AEFC.

PAGE 85
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the directors' and officers' biographies.

Investment manager

Each Fund pays IDS Life for managing its portfolio and serving as transfer agent.

Under its Investment Management Services Agreement, IDS Life determines which securities will be purchased, held or sold (subject to the direction and control of the Fund's board of directors). Under the current agreement, the Funds pay IDS Life a fee for these services based on the average daily net assets of each Fund, as follows:

Capital Resource Fund

  Assets             Annual rate at
(billions)          each asset level
First $1                 0.630%
Next  $1                 0.615
Next  $1                 0.600
Next  $3                 0.585
Over  $6                 0.570

Special Income Fund

  Assets             Annual rate at
(billions)          each asset level
First $1                 0.610%
Next  $1                 0.595
Next  $1                 0.580
Next  $3                 0.565
Next  $3                 0.550
Over  $9                 0.535

PAGE 86
Managed Fund

  Assets             Annual rate at
(billions)          each asset level
First $0.5               0.630%
Next  $0.5               0.615
Next  $1                 0.600
Next  $1                 0.585
Next  $3                 0.570
Over  $6                 0.550

For the fiscal year ended Aug. 31, 1995, under the prior and current agreements Capital Resource Fund paid IDS Life a total investment management fee of .63% of its average daily net assets. Special Income Fund paid .63% and Managed Fund paid .63%. Under this Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. Total fees and expenses for fiscal year 1995 were .69% for Capital Resource Fund, .68% for Special Income Fund and .68% for Managed Fund.

Administrative Services Agreement

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services as follows:

Capital Resource Fund

  Assets             Annual rate at
(billions)          each asset level
First $1                 0.050%
Next  $1                 0.045
Next  $1                 0.040
Next  $3                 0.035
Over  $6                 0.030

Special Income Fund

  Assets             Annual rate at
(billions)          each asset level
First $1                 0.050%
Next  $1                 0.045
Next  $1                 0.040
Next  $3                 0.035
Next  $3                 0.030
Over  $9                 0.025

Managed Fund

  Assets             Annual rate at
(billions)          each asset level
First $0.5               0.040%
Next  $0.5               0.035
Next  $1                 0.030
Next  $1                 0.025
Next  $3                 0.020
Over  $6                 0.020

PAGE 87
Investment advisory agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays IDS a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each fund.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Aug. 31, 1995 were more than $124 billion.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

Retirement Annuity Mutual Funds - Symphony
IDS Tower 10
Minneapolis, MN
55440-0010

Managed by IDS Life Insurance Company
PAGE 88
















               STATEMENT OF ADDITIONAL INFORMATION

                              FOR

              IDS Life Investment Series, Inc.
                  IDS Life Capital Resource Fund
                  IDS Life International Equity Fund
                  IDS Life Aggressive Growth Fund
                  IDS Life Growth Dimensions Fund
              IDS Life Special Income Fund, Inc.
                  IDS Life Special Income Fund
                  IDS Life Global Yield Fund
                  IDS Life Income Advantage Fund
              IDS Life Moneyshare Fund, Inc.
              IDS Life Managed Fund, Inc.

                         April 30, 1996


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.

This SAI is dated April 30, 1996, and it is to be used with the Funds' prospectus dated April 30, 1996. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1995.



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
(612) 671-3733

PAGE 89
                    TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p.

Portfolio Transactions........................................p.

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life......................................p.

Performance Information.......................................p.

Valuing Each Fund's Shares....................................p.

Investing in the Funds........................................p.

Redeeming Shares..............................................p.

Capital Loss Carryover........................................p.

Taxes.........................................................p.

Agreements with IDS Life and American Express Financial
Corporation...................................................p.

Directors and Officers........................................p.

Custodian.....................................................p.

Independent Auditors..........................................p.

Financial Statements....................See Annual Report and p.

Prospectus....................................................p.

Appendix A:  Description of Corporate Bond Ratings and
             Additional Information on Investment Policies
             for Investments of Capital Resource and Special
             Income Funds.....................................p.

Appendix B:  Foreign Currency Transactions for Investments
             of all funds except Moneyshare...................p.

Appendix C:  Description of Money Market Securities...........p.

Appendix D:  Options and Stock Index Futures Contracts for
             Investments of Capital Resource, International
             Equity, Aggressive Growth, Managed, Growth
             Dimensions and Global Yield Funds................p.

Appendix E:  Options and Interest Rate Futures Contracts
             for Investments of Special Income, Managed,
             Global Yield and Income Advantage Funds..........p.

PAGE 90
Appendix F:  Mortgage-backed securities and Additional
             Information on Investment Policies for all
             Funds except Moneyshare..........................p.

Appendix G:  Dollar-Cost Averaging............................p.

PAGE 91
ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceed 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

PAGE 92
'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, the following policies apply to Capital Resource, Capital Resource will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under

PAGE 93
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in

PAGE 94
securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 95
'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, the following policies apply to International Equity, International Equity will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one

PAGE 96
reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

PAGE 97
The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

PAGE 98
'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, the following policies apply to Aggressive Growth, Aggressive Growth will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

PAGE 99
'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the

PAGE 100
contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 101
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, the following policies apply to Special Income, Special Income will not:

'Buy on margin or sell short, except it may enter into interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under

PAGE 102
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

PAGE 103
Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin or sell short.

'Invest in a company to control or manage it.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

PAGE 104
'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

'Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

'Invest in a investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

'Buy or sell real estate, commodities or commodity contracts.

'Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, the following policies apply to Moneyshare, Moneyshare will not:

'Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.

PAGE 105
The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 106
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, the following policies apply to Managed, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

PAGE 107
'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities

PAGE 109
will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Growth Dimensions agree to a change, Growth Dimensions will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

PAGE 110
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

Unless changed by the board of directors, the following policies apply to Growth Dimensions, Growth Dimensions, will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in stock index futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For the purpose of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

PAGE 111
'Invest more than 10% of its assets in securities of investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time

PAGE 112
deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Unless a holder of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Global Yield agree to change, Global Yield will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed

PAGE 113
by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (AEFC), to the directors and officers of AEFC or to its own directors and officers.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the Fund's prospectus and SAI) may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, the following policies apply to Global Yield, Global Yield, will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

PAGE 114
'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

PAGE 115
The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent) of U.S. banks and foreign corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Fund invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Income Advantage agree to change, Income Advantage will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

PAGE 116
'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Lend portfolio securities in excess of 30% of its net assets. The current policy of the Fund's board of directors (the "board") is to make these loans, either long- or short-term, to broker-dealers.
In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the investment manager believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except this restriction shall not be deemed to prohibit the Fund from borrowing from banks, using options or futures contracts, lending its securities or entering into repurchase agreements.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Unless changed by the board of directors, the following policies apply to Income Advantage, Income Advantage, will not:

PAGE 117
'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest in exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest in a company to control or manage it.

'Buy on margin or sell short, except they may enter into interest rate future contracts.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all directors and officers of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the fund will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. If required by law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have readily available markets, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

'In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities. The investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

'In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under

PAGE 118
guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the fund may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

PAGE 119
For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see
Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC, IDS International, Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield or Income Advantage funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge.
The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used

PAGE 120
exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions.
Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

PAGE 121
Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any AEFC subsidiary.

When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:

  Fiscal year ended      Capital      International    Aggressive    Special
  Aug. 31,               Resource        Equity          Growth      Income      Managed
  1993                    2,957,827       820,299       225,254       14,954    1,487,314

  1994                    5,296,360     3,039,515       756,105       19,938    2,543,362

  1995                    7,692,690     2,466,949     2,171,645       34,918    3,072,774

Transactions amounting to $238,069,000, $447,000 $16,231,000 and
$42,271,000 with related commissions of $235,915, $1,076 $58,533 and $75,531 were directed to brokers by Capital Resource, International Equity, Aggressive Growth and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1995.

Capital Resource Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $   998,252
First Chicago                            32,093,050

Aggressive Growth Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $7,786,367
Salomon Brothers                         6,140,000
Merrill Lynch                            2,472,422
PAGE 121
Special Income Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
First Chicago                           $2,571,250
BankAmerica                              7,769,925
Salomon Brothers                         4,983,888

Moneyshare Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $7,956,074
Merrill Lynch                            5,769,581

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
BankAmerica                             $14,125,000
First Chicago                            25,350,000
Goldman Sachs                             3,693,533
Salomon Brothers                         10,329,092

Aggressive Growth Fund did not acquire securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities during the fiscal year ended Aug. 31, 1995.

Because certain groups of bonds have different yields, Special Income Fund may do some short-term trading. As a result, the portfolio turnover rate may be greater than 100% annually which may be higher than the rate of other funds with similar goals. A turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced in the period of one year. The Fund's turnover rate was 57% in fiscal year ended Aug. 31, 1994 and 56% in fiscal year ended Aug. 31, 1995.

PAGE 122
The portfolio turnover rate for Capital Resource Fund was 85% in fiscal year ended Aug. 31, 1994 and 88% in fiscal year ended Aug. 31, 1995. The portfolio turnover rate for Managed Fund was 79% in fiscal year ended Aug. 31, 1994 and 72% in fiscal year ended Aug. 31, 1995.

The portfolio turnover rate for International Equity Fund was 51% in fiscal year ended Aug. 31, 1994 and 38% in fiscal year ended Aug. 31, 1995. The portfolio turnover rate for Aggressive Growth Fund was 59% in fiscal year ended Aug. 31, 1994 and 116% in fiscal year ended Aug. 31, 1995.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income Advantage funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1995.

Information about brokerage commissions paid by Capital Resource
Fund for the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

 PAGE 123

            For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $ 71,398        $ 79,780
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                 6,300           None
  Humphrey
  Company, Inc.

  American           (3)        $829,258        10.78           17.30               412,316         245,330
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by International
Equity Fund during the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

            For the Fiscal Period Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None              --%             --%             $4,372           None
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Aggressive Growth
Fund for the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

 PAGE 124

           For the Fiscal Period Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $15,342         $ 7,748
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                3,150            None
  Humphrey
  Company, Inc.

  American           (3)        $222,443        10.24           15.96               41,833          30,150
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Special Income Fund during the last three fiscal years to brokers affiliated with IDS
Life is contained in the following table:

             For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None              --%             --%             $666             None
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Managed Fund during the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

 PAGE 125

       For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $ 86,076        $ 48,467
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                24,338           None
  Humphrey
  Company, Inc.

  American           (3)         131,456         4.28            9.01               127,304         177,107
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

PAGE 126
                             ERV - P
                                P

where:  P  =  a hypothetical initial payment of $1,000
      ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income, Global Yield and Income Advantage Funds may calculate an annualized yield by dividing the net investment income per share deemed earned during a 31-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                Yield = 2[(a-b + 1)6 - 1]
                           cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
            c = the average daily number of shares outstanding
                during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last
                day of the period

Special Income Fund's annualized yield was 8.48% for the 31-day period ended Aug. 31, 1995.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                        D   x   F   =  DY
                       NAV      31

where:    D  =  sum of dividends for 31 day period
        NAV  =  beginning of period net asset value
          F  =  annualizing factor
         DY  =  distribution yield

Special Income Fund's distribution yield was 7.71% for the 31-day period ended Aug. 31, 1995.

PAGE 127
Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) 365/7 - 1

Moneyshare Fund's simple annualized yield was 5.06% and its compound yield was 5.19% for the seven days ended Aug. 31, 1995, the last business day of the Fund's fiscal year. The Fund's simple yield was 5.25% and the compound yield was 5.39% for the seven days ended Sept. 30, 1995.

Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE
VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER.
SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.

In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 128
VALUING EACH FUND'S SHARES

On Aug. 31, 1995, the computation of the value of an individual share looked like this:

Capital Resource Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$3,844,714,112      divided by  157,440,979    =   $24.42

International Equity Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,441,877,605      divided by  114,884,903    =   $12.55

Aggressive Growth Fund

     Net assets            Shares outstanding    of one share
$1,411,892,608      divided by   97,796,581    =   $14.44

Special Income Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,703,199,284      divided by  147,091,617    =   $11.58

Managed Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$3,044,216,656      divided by  205,056,931    =   $14.85

Capital Resource, International Equity, Aggressive Growth, Special Income, Managed, Growth Dimensions, Global Yield and Income
Advantage Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

PAGE 129
'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The New York Stock Exchange, AEFC, IDS Life and the Funds will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net PAGE 131 purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive
Growth, Special Income, Moneyshare, Managed, Growth Dimensions,
Global Yield or Income Advantage funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder
(variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, International Equity Fund, Aggressive Growth Fund, Special Income Fund and Managed Fund had capital loss carryover at Aug. 31, 1995 of $11,050,244, $29,350,034, $20,031,747 and $47,700,266, respectively, which, if not offset by subsequent capital gains, will expire in 2000 through 2004. It is unlikely the board of directors will authorize a distribution of any net realized capital gain for these Funds until the capital loss carryover has been offset or expires except as required by IRS rules.
PAGE 132
TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors. The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays
IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

International Equity

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

PAGE 133
Aggressive Growth

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

Special Income

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Moneyshare

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

Managed

  assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

Growth Dimensions

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $9                     0.570

PAGE 134
Global Yield

  assets                 Annual rate at
(billions)              each asset level
First $.25                   0.840%
Next  $.25                   0.825
Next  $.25                   0.810
Next  $.25                   0.795
Over  $1                     0.780

Income Advantage

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.620%
Next  $1                     0.605
Next  $1                     0.590
Next  $3                     0.575
Next  $3                     0.560
Over  $9                     0.545

On Aug. 31, 1995, the daily rate applied to the Fund's assets on an annual basis, was 0.608% for Capital Resource, 0.836% for International Equity, 0.617% for Aggressive Growth, 0.604% for Special Income, 0.510% for Moneyshare and 0.602% for Managed. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $20,450,401 for the fiscal year ended August 31, 1995, $16,497,309 for fiscal year 1994, and $13,224,140 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for International Equity was $10,869,439 for the fiscal year ended
August 31, 1995, $6,212,919 for fiscal year 1994, and $1,032,456 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Aggressive Growth was $6,579,414 for the fiscal year ended August
31, 1995, $3,298,361 for fiscal year 1994, and $1,091,156 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Special Income was $9,542,823 for the fiscal year ended August 31, 1995, $10,547,321 for fiscal year 1994, and $8,479,379 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Moneyshare was $1,041,050 for the fiscal year ended August 31, 1995, $936,246 for fiscal year 1994, and $1,141,272 for fiscal year 1993.

PAGE 135
Under the prior and current agreements, the total amount paid for Managed was $16,720,930 for the fiscal year ended August 31, 1995, $14,142,061 for fiscal year 1994, and $5,471,820 for fiscal year
1993.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:

Capital Resource paid nonadvisory expenses of $1,289,211 for the fiscal year ended August 31, 1995, $898,844 for fiscal year 1994, and $570,424 for fiscal year 1993;

International Equity paid nonadvisory expenses of $1,758,233 for the fiscal year ended August 31, 1995, $653,810 for fiscal year
1994, and $236,716 for fiscal year 1993;

Aggressive Growth paid nonadvisory expenses of $397,865 for the fiscal year ended August 31, 1995, $228,325 for fiscal year 1994, and $165,191 for fiscal year 1993;

Special Income paid nonadvisory expenses of $527,883 for the fiscal year ended August 31, 1995, $452,235 for fiscal year 1994, and $451,014 for fiscal year 1993;

Moneyshare paid nonadvisory expenses of $68,790 for the fiscal year ended August 31, 1995, $49,909 for fiscal year 1994, and $124,855 for fiscal year 1993; and

Managed paid nonadvisory expenses of $1,006,486 for the fiscal year ended August 31, 1995, $737,946 for fiscal year 1994, and $530,656 for fiscal year 1993.

Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC.
Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

PAGE 136
Capital Resource

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

International Equity

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Aggressive Growth

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Special Income

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Moneyshare

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

PAGE 137
Managed

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

Growth Dimensions

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Global Yield

  Assets                 Annual rate at
(billions)              each asset level
First $.25                   0.060%
Next  $.25                   0.055
Next  $.25                   0.050
Next  $.25                   0.045
Over  $1                     0.040

Income Advantage

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

On Aug. 31, 1995, the daily rate applied to Capital Resource was equal to 0.043% on an annual basis.

On Aug. 31, 1995, the daily rate applied to International Equity was equal to 0.049% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Aggressive Growth was equal to 0.049% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

PAGE 138
On Aug. 31, 1995, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Managed was equal to 0.031% on an annual basis.

Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.50% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-Investment Advisory Agreement with IDS
International, Inc. under which AEFC pays IDS International, Inc. a fee equal on an annual basis to 0.50% of International Equity
Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$5,025,362 for its services in connection with Capital Resource
Fund. For fiscal year 1994, the amount was $6,382,698 and for fiscal year 1995 it was $8,118,175.

For the fiscal period ended Aug. 31, 1993, IDS Life paid AEFC
$569,659 for its services in connection with Internatinal Equity
Fund. For fiscal year 1994, the amount was $3,468,822 and for fiscal year 1995 it was $4,947,617.

For the fiscal period ended Aug. 31, 1993, IDS Life paid AEFC
$415,541 for its services in connection with Aggressive Growth
Fund. For fiscal year 1994, the amount was $1,276,540 and for fiscal year 1995 it was $2,589,057.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$3,222,653 for its services in connection with Special Income Fund. For fiscal year 1994, the amount was $4,080,208 and for fiscal year 1995 it was $3,806,813.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$879,494 for its services in connection with Moneyshare Fund. For fiscal year 1994, the amount was $433,482 and for fiscal year 1995 it was $494,845.

For the fiscal year end Aug. 31, 1993, IDS Life paid AEFC
$3,669,394 for its services in connection with Managed Fund. For fiscal year 1994, the amount was $5,471,820 and for fiscal year
1995 it was $6,674,716.

Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

PAGE 139
DIRECTORS AND OFFICERS

The following is a list of the Fund's directors who also are directors of all other funds in the IDS MUTUAL FUND GROUP. All shares have cumulative voting rights when voting on the election of directors.

Lynne V. Cheney+'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin and the Interpublic Group of Companies, Inc.
(advertising).

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectual engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

PAGE 140
Anne P. Jones+
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird+
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

PAGE 141
William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934.
1101 S. 3rd St.
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the fund.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established. PAGE 142
OFFICERS WHO ALSO ARE OFFICERS AND/OR EMPLOYEES OF AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

Besides Mr. Pearce, who is president, the fund's other officer is:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $2,900. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Board, $1,000; meetings of the Contracts Committee, $750; meetings of the Audit, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent directors receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the director served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year that ended August 31, 1995, the members of the board, for attending up to 30 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND
GROUP.

PAGE 143

Life Capital Resource

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,834          $  935          $1,875        $70,000
Robert F. Froehlke   3,898           3,718           1,875         72,600
Heinz F. Hutter      3,471             598             906         61,300
(Part of Year)
Anne P. Jones        3,860             953           1,875         71,000
Donald M. Kendall    3,759           8,161           1,875         67,000
Melvin R. Laird      3,859           3,620           1,875         71,000
Lewis W. Lehr        3,840           5,552           1,828         70,200
Edson W. Spencer     3,920           2,684           1,000         73,600
Wheelock Whitney     3,848           1,935           1,875         70,600
C. Angus Wurtele     3,464             584           1,859         61,000
(Part of Year)

Life International Equity

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,584          $145            $875          $70,000
Robert F. Froehlke   1,648           558             875           72,600
Heinz F. Hutter      1,450            92             423           61,300
(Part of Year)
Anne P. Jones        1,610           134             875           71,000
Donald M. Kendall    1,509           706             875           67,000
Melvin R. Laird      1,609           399             875           71,000
Lewis W. Lehr        1,590           515             853           70,200
Edson W. Spencer     1,670           243             467           73,600
Wheelock Whitney     1,598           246             875           70,600
C. Angus Wurtele     1,443            90             868           61,000
(Part of Year)

Life Aggressive Growth

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,000          $ 73            $500          $70,000
Robert F. Froehlke   1,065           272             500           72,600
Heinz F. Hutter        887            46             242           61,300
(Part of Year)
Anne P. Jones        1,026            58             500           71,000
Donald M. Kendall      925            26             500           67,000
Melvin R. Laird      1,025           105             500           71,000
Lewis W. Lehr        1,007            58             488           70,200
Edson W. Spencer     1,087            18             267           73,600
Wheelock Whitney     1,015            94             500           70,600
C. Angus Wurtele       881            45             496           61,000
(Part of Year)

PAGE 144
Life Special Income

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $2,334          $  649          $1,000        $70,000
Robert F. Froehlke   2,398           2,554           1,000         72,600
Heinz F. Hutter      2,054             415             483         61,300
(Part of Year)
Anne P. Jones        2,360             634           1,000         71,000
Donald M. Kendall    2,259           4,637           1,000         67,000
Melvin R. Laird      2,359           2,213           1,000         71,000
Lewis W. Lehr        2,340           3,221             975         70,200
Edson W. Spencer     2,420           1,543             533         73,600
Wheelock Whitney     2,348           1,247           1,000         70,600
C. Angus Wurtele     2,047             404             992         61,000
(Part of Year)

Life Moneyshare

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $500            $ 73            $125          $70,000
Robert F. Froehlke   565             268             125           72,600
Heinz F. Hutter      387              46              60           61,300
(Part of Year)
Anne P. Jones        526              51             125           71,000
Donald M. Kendall    425               0             125           67,000
Melvin R. Laird      525              79             125           71,000
Lewis W. Lehr        507               0             122           70,200
Edson W. Spencer     587               0              67           73,600
Wheelock Whitney     515              65             125           70,600
C. Angus Wurtele     381              45             124           61,000
(Part of Year)

Life Managed

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,250          $  718          $1,625        $70,000
Robert F. Froehlke   3,315           2,840           1,625         72,600
Heinz F. Hutter      2,950             461             785         61,300
(Part of Year)
Anne P. Jones        3,276             710           1,625         71,000
Donald M. Kendall    3,175           5,128           1,571         67,000
Melvin R. Laird      3,275           2,505           1,625         71,000
Lewis W. Lehr        3,257           3,615           1,557         70,200
Edson W. Spencer     3,337           1,765             867         73,600
Wheelock Whitney     3,265           1,402           1,625         70,600
C. Angus Wurtele     2,943             449           1,612         61,000
(Part of Year)

On Aug. 31, 1995, the Fund's directors and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Aug. 31, 1995, no director or officer earned more than $60,000 from this Fund. All directors and officers as a group earned $369,502, including $96,058 of retirement plan expense, from these Funds.

PAGE 145
CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The Funds' financial statements contained in their Annual Report, as of and for, the year ended Aug. 31, 1995, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare and Managed Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated April 30, 1996, is hereby incorporated in this Statement of Additional Information by reference.

PAGE 146
APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE AND SPECIAL INCOME FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 147
Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 148
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT
MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the

PAGE 149
contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

PAGE 150
Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.
PAGE 151
All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to PAGE 152 currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.
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APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
(1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
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Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.
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APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF
CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH, MANAGED, GROWTH DIMENSIONS AND GLOBAL YIELD FUNDS

Capital Resource, International Equity, Aggressive Growth, Managed, Growth Dimensions and Global Yield funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.
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Buying options.  Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each Fund's goal.

'All options written by a Fund will be covered. For covered call options, if a decision is made to sell the security, each Fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may
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restrict the amount of covered call options written.  Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks
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PAGE 158
included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000.
If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market.
For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The
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PAGE 159
buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are
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PAGE 160
lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, IDS believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions.
In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.
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SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES
CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

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Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.
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APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF
SPECIAL INCOME, MANAGED, GLOBAL YIELD AND INCOME ADVANTAGE FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed and Global Yield Funds also may enter into stock index futures contracts - see Appendix D.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities
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market and its price on the options market.  It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

PAGE 165
Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in

PAGE 166
interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

PAGE 167
The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities.
The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

PAGE 168
The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 169
APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is

PAGE 170
prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal

PAGE 171
payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed and Special Income Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Managed and Special Income Funds may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the Fund realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed, Special Income, Growth Dimensions, Global Yield and Income Advantage funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

PAGE 172
APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions to acquire units to meet long term goals.

Dollar-cost averaging

Regular         Market Value of an         Accumulation
Investment      Accumulation Unit          Units Acquired

 $100                 $ 6                      16.7
  100                   4                      25.0
  100                   4                      25.0
  100                   6                      16.7
  100                   5                      20.0
 $500                 $25                     103.4

Average market price of an accumulation unit over 5 periods: $5
($25 divided by 5).
The average price you paid for each accumulation unit: $4.84
($500 divided by 103.4).

               STATEMENT OF ADDITIONAL INFORMATION

                              FOR

              IDS Life Investment Series, Inc.
                  IDS Life Capital Resource Fund
                  IDS Life International Equity Fund
                  IDS Life Aggressive Growth Fund
              IDS Life Special Income Fund, Inc.
              IDS Life Moneyshare Fund, Inc.
              IDS Life Managed Fund, Inc.

                       April 30, 1996


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.

This SAI is dated April 30, 1996, and it is to be used with the Funds' prospectus dated April 30, 1996. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1995.



IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
(612) 671-3733

PAGE 174
                    TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p.

Portfolio Transactions........................................p.

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life......................................p.

Performance Information.......................................p.

Valuing Each Fund's Shares....................................p.

Investing in the Funds........................................p.

Redeeming Shares..............................................p.

Capital Loss Carryover........................................p.

Taxes.........................................................p.

Agreements with IDS Life and American Express Financial
Corporation...................................................p.

Directors and Officers........................................p.

Custodian.....................................................p.

Independent Auditors..........................................p.

Financial Statements....................See Annual Report and p.

Prospectus....................................................p.

Appendix A:  Description of Corporate Bond Ratings and
             Additional Information on Investment Policies
             for Investments of Capital Resource and Special
             Income Funds.....................................p.

Appendix B:  Foreign Currency Transactions for Investments
             of all Funds except Moneyshare...................p.

Appendix C:  Description of Money Market Securities...........p.

Appendix D:  Options and Stock Index Futures Contracts for
             Investments of Capital Resource, International
             Equity, Aggressive Growth and Managed Funds......p.

Appendix E:  Options and Interest Rate Futures Contracts
             for Investments of Special Income and Managed
             Funds............................................p.

PAGE 175
Appendix F:  Mortgage-backed securities and Additional
             Information on Investment Policies for all
             Funds except Moneyshare..........................p.

Appendix G:  Dollar-Cost Averaging............................p.

PAGE 176
ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceed 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

PAGE 177
'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, the following policies apply to Capital Resource, Capital Resource will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under

PAGE 178
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of International Equity agree to a change, International Equity will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in

PAGE 179
securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 180
'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, the following policies apply to International Equity, International Equity will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 5% of its net assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

To the extent the Fund were to make such investments, the shareholders may be subject to duplicate advisory, administrative and distribution fees.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one

PAGE 181
reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. On a day-to-day basis, the Fund also may maintain a portion of its assets in currencies of countries other than the United States, Canada and the United Kingdom. As a temporary investment, during periods of weak or declining market values for the securities the Fund invests in, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to short-term debt securities. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may invest in short-term obligations of the U.S. government (and its agencies and instrumentalities) and of the Canadian and United Kingdom governments. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund also may purchase high grade notes and obligations of U.S. banks (including their branches located outside of the United States and U.S. branches of foreign banks). The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

PAGE 182
The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Aggressive Growth agree to a change, Aggressive Growth will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

PAGE 183
'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Unless changed by the board of directors, the following policies apply to Aggressive Growth, Aggressive Growth will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

PAGE 184
'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the

PAGE 185
contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 186
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, the following policies apply to Special Income, Special Income will not:

'Buy on margin or sell short, except it may enter into interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under

PAGE 187
guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

PAGE 188
Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Moneyshare agree to a change, Moneyshare will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities.

'Buy on margin or sell short.

'Invest in a company to control or manage it.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

PAGE 189
'Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

'Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire (See Appendix C).

'Invest in a investment company beyond 5% of its total assets taken at market and then only on the open market where the dealer's or sponsor's profit is limited to the regular commission. However, the Fund will not purchase or retain the securities of other open-end investment companies.

'Buy or sell real estate, commodities or commodity contracts.

'Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Unless changed by the board of directors, the following policies apply to Moneyshare, Moneyshare will not:

'Invest in securities that are not readily marketable (whether or not registration or the filing of a notification under the Securities Act of 1933, or the taking of similar action under other securities laws relating to the sale of securities is required).

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired. The security acquired by the Fund in a repurchase agreement can be any security the Fund can purchase directly and it may have a maturity of more than 13 months.

PAGE 190
The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.
PAGE 191
'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, the following policies apply to Managed, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

PAGE 192
'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities

PAGE 193
will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on money market securities, see Appendix C. For a discussion on options and stock index futures contracts, see
Appendix D. For a discussion on options and interest rate futures contracts, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC, IDS International, Inc. (International) and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC, International and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC and International to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life and the Sub-Investment Advisory Agreement between AEFC and International. When AEFC and International act on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

On occasion, it may be desirable for Capital Resource, International Equity, Aggressive Growth, Special Income or Managed Funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services

PAGE 194
provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's, AEFC's or International's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's and International's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible

PAGE 195
for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life, AEFC and International in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life, AEFC and International, even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income and Moneyshare Funds are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions.
Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any AEFC subsidiary.

When a fund buys or sells the same security as another fund or account, AEFC or International carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the fund hopes to gain an overall advantage in execution. AEFC and International have assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC and International make a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:

  Fiscal year ended      Capital      International    Aggressive    Special
  Aug. 31,               Resource        Equity          Growth      Income      Managed
  1993                    2,957,827       820,299       225,254       14,954    1,487,314

  1994                    5,296,360     3,039,515       756,105       19,938    2,543,362

  1995                    7,692,690     2,466,949     2,171,645       34,918    3,072,774

Transactions amounting to $238,069,000, $447,000 $16,231,000 and
$42,271,000 with related commissions of $235,915, $1,076 $58,533 and $75,531 were directed to brokers by Capital Resource, International Equity, Aggressive Growth and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1995.

Capital Resource Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

PAGE 196
                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $   998,252
First Chicago                            32,093,050

Aggressive Growth Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $7,786,367
Salomon Brothers                         6,140,000
Merrill Lynch                            2,472,422

Special Income Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
First Chicago                           $2,571,250
BankAmerica                              7,769,925
Salomon Brothers                         4,983,888

Moneyshare Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $7,956,074
Merrill Lynch                            5,769,581

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

PAGE 197
                                    Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
BankAmerica                             $14,125,000
First Chicago                            25,350,000
Goldman Sachs                             3,693,533
Salomon Brothers                         10,329,092

Aggressive Growth Fund did not acquire securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities during the fiscal year ended Aug. 31, 1995.

Because certain groups of bonds have different yields, Special Income Fund may do some short-term trading. As a result, the portfolio turnover rate may be greater than 100% annually which may be higher than the rate of other funds with similar goals. A turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced in the period of one year. The Fund's turnover rate was 57% in fiscal year ended Aug. 31, 1994 and 56% in fiscal year ended Aug. 31, 1995.

The portfolio turnover rate for Capital Resource Fund was 85% in fiscal year ended Aug. 31, 1994 and 88% in fiscal year ended Aug. 31, 1995. The portfolio turnover rate for Managed Fund was 79% in fiscal year ended Aug. 31, 1994 and 72% in fiscal year ended Aug. 31, 1995.

The portfolio turnover rate for International Equity Fund was 51% in fiscal year ended Aug. 31, 1994 and 38% in fiscal year ended Aug. 31, 1995. The portfolio turnover rate for Aggressive Growth Fund was 59% in fiscal year ended Aug. 31, 1994 and 116% in fiscal year ended Aug. 31, 1995.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100%

PAGE 198
of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid by Moneyshare Fund to brokers affiliated with IDS Life for the fiscal year ended Aug. 31, 1995.

Information about brokerage commissions paid by Capital Resource
Fund for the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

             For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $ 71,398        $ 79,780
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                 6,300           None
  Humphrey
  Company, Inc.

  American           (3)        $829,258        10.78           17.30               412,316         245,330
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by International
Equity Fund during the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

            For the Fiscal Period Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None              --%             --%             $4,372           None
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

PAGE 199
Information about brokerage commissions paid by Aggressive Growth
Fund for the last three fiscal periods to brokers affiliated with IDS Life is contained in the following table:

            For the Fiscal Period Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $15,342         $ 7,748
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                3,150            None
  Humphrey
  Company, Inc.

  American           (3)        $222,443        10.24           15.96               41,833          30,150
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Special Income Fund during the last three fiscal years to brokers affiliated with IDS
Life is contained in the following table:

             For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None              --%             --%             $666             None
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Managed Fund during the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

 PAGE 200

            For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $ 86,076        $ 48,467
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                24,338           None
  Humphrey
  Company, Inc.

  American           (3)         131,456         4.28            9.01               127,304         177,107
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

PAGE 201
                             ERV - P
                                P

where:  P  =  a hypothetical initial payment of $1,000
      ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 31-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                Yield = 2[(a-b + 1)6 - 1]
                           cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
            c = the average daily number of shares outstanding
                during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last
                day of the period

The Fund's annualized yield was 8.48% for the 31-day period ended
Aug. 31, 1995.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                        D   x   F   =  DY
                       NAV      31

where:    D  =  sum of dividends for 31 day period
        NAV  =  beginning of period net asset value
          F  =  annualizing factor
         DY  =  distribution yield

The Fund's distribution yield was 7.71% for the 31-day period ended
Aug. 31, 1995.

PAGE 202
Moneyshare Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

Moneyshare Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) 365/7 - 1

Moneyshare Fund's simple annualized yield was 5.06% and its compound yield was 5.19% for the seven days ended Aug. 31, 1995, the last business day of the Fund's fiscal year. The Fund's simple yield was 5.25% and the compound yield was 5.39% for the seven days ended Sept. 30, 1995.

Yield, or rate of return, on Moneyshare Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider each fund's investment policies, including the types of investments permitted.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE
VARIABLE ACCOUNTS), NOT TO THE VARIABLE ANNUITY CONTRACT OWNER.
SEE YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.

In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 203
VALUING EACH FUND'S SHARES

On Aug. 31, 1995, the computation of the value of an individual share looked like this:

Capital Resource Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$3,844,714,112      divided by  157,440,979    =   $24.42

International Equity Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,441,877,605      divided by  114,884,903    =   $12.55

Aggressive Growth Fund

     Net assets            Shares outstanding    of one share
$1,411,892,608      divided by   97,796,581    =   $14.44

Special Income Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$1,703,199,284      divided by  147,091,617    =   $11.58

Managed Fund
                                                 Net asset value
     Net assets            Shares outstanding    of one share
$3,044,216,656      divided by  205,056,931    =   $14.85

Capital Resource, International Equity, Aggressive Growth, Special Income and Managed Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

PAGE 204
'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Moneyshare Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

PAGE 205
In addition, Moneyshare Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's portfolio securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling portfolio securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of portfolio securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Moneyshare Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The Variable Accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

The New York Stock Exchange, AEFC, IDS Life and the Funds will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract and directing the allocation of part or all of your net PAGE 206 purchase payment to the variable accounts, which will invest in shares of Capital Resource, International Equity, Aggressive
Growth, Special Income, Moneyshare or Managed Funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder
(variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, International Equity Fund, Aggressive Growth Fund, Special Income Fund and Managed Fund had capital loss carryover at Aug. 31, 1995 of $11,050,244, $29,350,034, $20,031,747 and $47,700,266, respectively, which, if not offset by subsequent capital gains, will expire in 2000 through 2004. It is unlikely the board of directors will authorize a distribution of any net realized capital gain for these Funds until the capital loss carryover has been offset or expires except as required by IRS rules.

PAGE 207
TAXES

International Equity Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors. The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays
IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

International Equity

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.870%
Next  $0.25                  0.855
Next  $0.25                  0.840
Next  $0.25                  0.825
Next  $1                     0.810
Over  $2                     0.795

PAGE 208
Aggressive Growth

  assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.650%
Next  $0.25                  0.635
Next  $0.25                  0.620
Next  $0.25                  0.605
Next  $1                     0.590
Over  $2                     0.575

Special Income

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Moneyshare

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.510%
Next  $0.5                   0.493
Next  $0.5                   0.475
Next  $0.5                   0.458
Over  $2.5                   0.440

Managed

  assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

On Aug. 31, 1995, the daily rate applied to the Fund's assets on an annual basis, was 0.608% for Capital Resource, 0.836% for International Equity, 0.617% for Aggressive Growth, 0.604% for Special Income, 0.510% for Moneyshare and 0.602% for Managed. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $20,450,401 for the fiscal year ended August 31, 1995, $16,497,309 for fiscal year 1994, and $13,224,140 for fiscal year 1993.

PAGE 209
Under the prior and current agreements, the total amount paid for International Equity was $10,869,439 for the fiscal year ended
August 31, 1995, $6,212,919 for fiscal year 1994, and $1,032,456 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Aggressive Growth was $6,579,414 for the fiscal year ended August
31, 1995, $3,298,361 for fiscal year 1994, and $1,091,156 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Special Income was $9,542,823 for the fiscal year ended August 31, 1995, $10,547,321 for fiscal year 1994, and $8,479,379 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Moneyshare was $1,041,050 for the fiscal year ended August 31, 1995, $936,246 for fiscal year 1994, and $1,141,272 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Managed was $16,720,930 for the fiscal year ended August 31, 1995, $14,142,061 for fiscal year 1994, and $5,471,820 for fiscal year
1993.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:

Capital Resource paid nonadvisory expenses of $1,289,211 for the fiscal year ended August 31, 1995, $898,844 for fiscal year 1994, and $570,424 for fiscal year 1993;

International Equity paid nonadvisory expenses of $1,758,233 for the fiscal year ended August 31, 1995, $653,810 for fiscal year
1994, and $236,716 for fiscal year 1993;

Aggressive Growth paid nonadvisory expenses of $397,865 for the fiscal year ended August 31, 1995, $228,325 for fiscal year 1994, and $165,191 for fiscal year 1993;

PAGE 210
Special Income paid nonadvisory expenses of $527,883 for the fiscal year ended August 31, 1995, $452,235 for fiscal year 1994, and $451,014 for fiscal year 1993;

Moneyshare paid nonadvisory expenses of $68,790 for the fiscal year ended August 31, 1995, $49,909 for fiscal year 1994, and $124,855 for fiscal year 1993; and

Managed paid nonadvisory expenses of $1,006,486 for the fiscal year ended August 31, 1995, $737,946 for fiscal year 1994, and $530,656 for fiscal year 1993.

Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC.
Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

Capital Resource

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

International Equity

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

Aggressive Growth

  Assets                 Annual rate at
(billions)              each asset level
First $0.25                  0.060%
Next  $0.25                  0.055
Next  $0.25                  0.050
Next  $0.25                  0.045
Next  $1                     0.040
Over  $2                     0.035

PAGE 211
Special Income

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Moneyshare

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.030%
Next  $0.5                   0.027
Next  $0.5                   0.025
Next  $0.5                   0.022
Over  $2.5                   0.020

Managed

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

On Aug. 31, 1995, the daily rate applied to Capital Resource was equal to 0.043% on an annual basis.

On Aug. 31, 1995, the daily rate applied to International Equity was equal to 0.049% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Aggressive Growth was equal to 0.049% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Moneyshare was equal to 0.030% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Managed was equal to 0.031% on an annual basis.

Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee

PAGE 212
based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.50% for International Equity Fund and 0.25% for each remaining fund.

AEFC has a Sub-Investment Advisory Agreement with IDS
International, Inc. under which AEFC pays IDS International, Inc. a fee equal on an annual basis to 0.50% of International Equity
Fund's daily net assets for providing investment advice for the Fund.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$5,025,362 for its services in connection with Capital Resource
Fund. For fiscal year 1994, the amount was $6,382,698 and for fiscal year 1995 it was $8,118,175.

For the fiscal period ended Aug. 31, 1993, IDS Life paid AEFC
$569,659 for its services in connection with Internatinal Equity
Fund. For fiscal year 1994, the amount was $3,468,822 and for fiscal year 1995 it was $4,947,617.

For the fiscal period ended Aug. 31, 1993, IDS Life paid AEFC
$415,541 for its services in connection with Aggressive Growth
Fund. For fiscal year 1994, the amount was $1,276,540 and for fiscal year 1995 it was $2,589,057.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$3,222,653 for its services in connection with Special Income Fund. For fiscal year 1994, the amount was $4,080,208 and for fiscal year 1995 it was $3,806,813.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$879,494 for its services in connection with Moneyshare Fund. For fiscal year 1994, the amount was $433,482 and for fiscal year 1995 it was $494,845.

For the fiscal year end Aug. 31, 1993, IDS Life paid AEFC
$3,669,394 for its services in connection with Managed Fund. For fiscal year 1994, the amount was $5,471,820 and for fiscal year
1995 it was $6,674,716.

Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

DIRECTORS AND OFFICERS

The following is a list of the Fund's directors who also are directors of all other funds in the IDS MUTUAL FUND GROUP. All shares have cumulative voting rights when voting on the election of directors.

PAGE 213
Lynne V. Cheney+'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin and the Interpublic Group of Companies, Inc.
(advertising).

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectual engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones+
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

PAGE 214
Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird+
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

PAGE 215
Edson W. Spencer
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934.
1101 S. 3rd St.
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the fund.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

PAGE 216
OFFICERS WHO ALSO ARE OFFICERS AND/OR EMPLOYEES OF AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

Besides Mr. Pearce, who is president, the fund's other officer is:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $2,900. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Board, $1,000; meetings of the Contracts Committee, $750; meetings of the Audit, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent directors receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the director served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year that ended August 31, 1995, the members of the board, for attending up to 30 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND
GROUP.

PAGE 217

Life Capital Resource

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,834          $  935          $1,875        $70,000
Robert F. Froehlke   3,898           3,718           1,875         72,600
Heinz F. Hutter      3,471             598             906         61,300
(Part of Year)
Anne P. Jones        3,860             953           1,875         71,000
Donald M. Kendall    3,759           8,161           1,875         67,000
Melvin R. Laird      3,859           3,620           1,875         71,000
Lewis W. Lehr        3,840           5,552           1,828         70,200
Edson W. Spencer     3,920           2,684           1,000         73,600
Wheelock Whitney     3,848           1,935           1,875         70,600
C. Angus Wurtele     3,464             584           1,859         61,000
(Part of Year)

Life International Equity

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,584          $145            $875          $70,000
Robert F. Froehlke   1,648           558             875           72,600
Heinz F. Hutter      1,450            92             423           61,300
(Part of Year)
Anne P. Jones        1,610           134             875           71,000
Donald M. Kendall    1,509           706             875           67,000
Melvin R. Laird      1,609           399             875           71,000
Lewis W. Lehr        1,590           515             853           70,200
Edson W. Spencer     1,670           243             467           73,600
Wheelock Whitney     1,598           246             875           70,600
C. Angus Wurtele     1,443            90             868           61,000
(Part of Year)

Life Aggressive Growth

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,000          $ 73            $500          $70,000
Robert F. Froehlke   1,065           272             500           72,600
Heinz F. Hutter        887            46             242           61,300
(Part of Year)
Anne P. Jones        1,026            58             500           71,000
Donald M. Kendall      925            26             500           67,000
Melvin R. Laird      1,025           105             500           71,000
Lewis W. Lehr        1,007            58             488           70,200
Edson W. Spencer     1,087            18             267           73,600
Wheelock Whitney     1,015            94             500           70,600
C. Angus Wurtele       881            45             496           61,000
(Part of Year)

PAGE 218
Life Special Income

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $2,334          $  649          $1,000        $70,000
Robert F. Froehlke   2,398           2,554           1,000         72,600
Heinz F. Hutter      2,054             415             483         61,300
(Part of Year)
Anne P. Jones        2,360             634           1,000         71,000
Donald M. Kendall    2,259           4,637           1,000         67,000
Melvin R. Laird      2,359           2,213           1,000         71,000
Lewis W. Lehr        2,340           3,221             975         70,200
Edson W. Spencer     2,420           1,543             533         73,600
Wheelock Whitney     2,348           1,247           1,000         70,600
C. Angus Wurtele     2,047             404             992         61,000
(Part of Year)

Life Moneyshare

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $500            $ 73            $125          $70,000
Robert F. Froehlke   565             268             125           72,600
Heinz F. Hutter      387              46              60           61,300
(Part of Year)
Anne P. Jones        526              51             125           71,000
Donald M. Kendall    425               0             125           67,000
Melvin R. Laird      525              79             125           71,000
Lewis W. Lehr        507               0             122           70,200
Edson W. Spencer     587               0              67           73,600
Wheelock Whitney     515              65             125           70,600
C. Angus Wurtele     381              45             124           61,000
(Part of Year)

Life Managed

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,250          $  718          $1,625        $70,000
Robert F. Froehlke   3,315           2,840           1,625         72,600
Heinz F. Hutter      2,950             461             785         61,300
(Part of Year)
Anne P. Jones        3,276             710           1,625         71,000
Donald M. Kendall    3,175           5,128           1,571         67,000
Melvin R. Laird      3,275           2,505           1,625         71,000
Lewis W. Lehr        3,257           3,615           1,557         70,200
Edson W. Spencer     3,337           1,765             867         73,600
Wheelock Whitney     3,265           1,402           1,625         70,600
C. Angus Wurtele     2,943             449           1,612         61,000
(Part of Year)

On Aug. 31, 1995, the Fund's directors and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Aug. 31, 1995, no director or officer earned more than $60,000 from this Fund. All directors and officers as a group earned $369,502, including $96,058 of retirement plan expense, from these Funds.

PAGE 219
CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The Funds' financial statements contained in their Annual Report, as of and for, the year ended Aug. 31, 1995, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to the shareholders of Capital Resource, International Equity, Aggressive Growth, Special Income, Moneyshare and Managed Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated April 30, 1996, is hereby incorporated in this Statement of Additional Information by reference.

PAGE 220
APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE AND SPECIAL INCOME FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 221
Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 222
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS EXCEPT
MONEYSHARE

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the

PAGE 223
contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

PAGE 224
Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium.

Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.
PAGE 225
All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to PAGE 226 currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 227
APPENDIX C

DESCRIPTION OF MONEY MARKET SECURITIES

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
(1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

PAGE 228
Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e. the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Portfolio, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the portfolio's cost, plus interest, within a specified time. The Portfolio thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Portfolio have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian until required. Pursuant to guidelines established by the Fund's board of directors, the creditworthiness of the other party to the transaction is considered and the value of those securities held as collateral is monitored to ensure that such value is maintained at the required level.

If AEFC becomes aware that a security owned by a Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board of directors why it should not be sold.

PAGE 229
APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF
CAPITAL RESOURCE, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH AND
MANAGED FUNDS

Capital Resource, International Equity, Aggressive Growth and Managed Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

PAGE 230
Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each fund's goal.

'All options written by a fund will be covered. For covered call options, if a decision is made to sell the security, each fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options. Some regulations also affect the Custodian. When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may
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restrict the amount of covered call options written.  Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
The S&P 500 Index assigns relative weightings to the common stocks
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included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000.
If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose
$500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market.
For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The
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buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are
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lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, IDS believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions.
In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.
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SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES
CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

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Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.
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APPENDIX E

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF
SPECIAL INCOME AND MANAGED FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into stock index futures contracts - see Appendix D.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities
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PAGE 238
market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under applicable laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

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Options on many securities are listed on options exchanges.  If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in
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PAGE 240
interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

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The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities.
The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

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The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 243
APPENDIX F

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS EXCEPT MONEYSHARE

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is

PAGE 244
prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal

PAGE 245
payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed and Special Income Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Managed and Special Income Funds may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the portfolio realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed and Special Income Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

PAGE 246
APPENDIX G

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions to acquire units to meet long term goals.

Dollar-cost averaging

Regular         Market Value of an         Accumulation
Investment      Accumulation Unit          Units Acquired

 $100                 $ 6                      16.7
  100                   4                      25.0
  100                   4                      25.0
  100                   6                      16.7
  100                   5                      20.0
 $500                 $25                     103.4

Average market price of an accumulation unit over 5 periods: $5
($25 divided by 5).
The average price you paid for each accumulation unit: $4.84
($500 divided by 103.4).

           RETIREMENT ANNUITY MUTUAL FUNDS - SYMPHONY

               STATEMENT OF ADDITIONAL INFORMATION

                              FOR

              IDS Life Investment Series, Inc.
                IDS Life Capital Resource Fund
              IDS Life Special Income Fund, Inc.
              IDS Life Managed Fund, Inc.

                        April 30, 1996


This Statement of Additional Information (SAI), is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Funds' Annual Report which, if not included with your prospectus, may be obtained without charge.

This SAI is dated April 30, 1996, and it is to be used with the Funds' prospectus dated April 30, 1996. It is also to be used with the Funds' Annual Report for the fiscal year ended Aug. 31, 1995.



IDS Life Insurance Company
P.O. Box 458
Minneapolis, MN  55440
800-422-3542

PAGE 248
                    TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p.

Portfolio Transactions........................................p.

Brokerage Commissions Paid to Brokers
Affiliated with IDS Life......................................p.

Performance Information.......................................p.

Valuing Each Fund's Shares....................................p.

Investing in the Funds........................................p.

Redeeming Shares..............................................p.

Agreements with IDS Life and American Express
Financial Corporation.........................................p.

Directors and Officers........................................p.

Custodian.....................................................p.

Independent Auditors..........................................p.

Financial Statements....................See Annual Report and p.

Prospectus....................................................p.

Appendix A:  Description of Corporate Bond Ratings and
             Additional Information on Investment Policies
             for Investments of all funds.....................p.

Appendix B:  Foreign Currency Transactions for Investments
             of all Funds.....................................p.

Appendix C:  Options and Stock Index Futures Contracts for
             Investments of Capital Resource and Managed
             Funds............................................p.

Appendix D:  Options and Interest Rate Futures Contracts
             for Investments of Special Income and Managed
             Funds............................................p.

Appendix E:  Mortgage-backed securities and Additional
             Information on Investment Policies for all
             Funds............................................p.

Appendix F:  Dollar-Cost Averaging............................p.

PAGE 249
ADDITIONAL INVESTMENT POLICIES

In addition to the investment goals and policies presented in the prospectus, each Fund has the investment policies stated below.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Capital Resource agree to a change, Capital Resource will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

'Purchase securities of an issuer if the directors and officers of the Fund, American Express Financial Corporation (AEFC) and IDS Life Insurance Company (IDS Life) hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceed 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

PAGE 250
'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

Unless changed by the board of directors, the following policies apply to Capital Resource, Capital Resource will not:

'Buy on margin or sell short, except it may enter into stock index futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under PAGE 251 guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Special Income agree to a change, Special Income will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
PAGE 252
'Purchase securities of an issuer if the directors and officers of the fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 253
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Unless changed by the board of directors, the following policies apply to Special Income, Special Income will not:

'Buy on margin or sell short, except it may enter into interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral programs.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

PAGE 254
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the fund's total assets the same as owned securities.

Unless the holders of a majority of the outstanding shares (as defined in the section entitled "Voting rights" of the prospectus) of Managed agree to a change, Managed will not:

'Invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

PAGE 255
'Purchase securities of an issuer if the directors and officers of the Fund, AEFC and IDS Life hold more than a certain percentage of the issuer's outstanding securities. The holdings of all officers and directors of the Fund, AEFC and IDS Life who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional portfolio securities at any time borrowing for temporary purposes exceeds 5%. The Fund has not borrowed in the past and has no present intention to borrow.

'Lend portfolio securities in excess of 30% of the Fund's net assets, at market value. The current policy of the Fund's board of directors is to make these loans, either long- or short-term, to broker-dealers. In making such loans the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board of directors. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. A loan will not be made unless the opportunity for additional income outweighs the risks. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities.

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

'Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 256
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

'Issue senior securities, except to the extent that borrowing from banks, lending its securities, or entering into repurchase agreements or options or futures contracts may be deemed to constitute issuing a senior security.

Unless changed by the board of directors, the following policies apply to Managed, Managed will not:

'Buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

'Invest in a company to control or manage it.

'Invest more than 10% of its total assets in securities of investment companies.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

'Invest more than 5% of its net assets in warrants. If required by law, no more than 2% of the Fund's net assets may be invested in warrants not listed on an exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the United States government or

PAGE 257
its agencies and instrumentalities, the investment manager, under guidelines established by the board of directors, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board of directors, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss if the borrower defaults or becomes insolvent and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

'Invest in a company if its investments would result in the total holdings of all the funds in the IDS MUTUAL FUND GROUP being in excess of 15% of that company's issued shares.

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. The Fund may purchase short-term U.S. and Canadian government securities. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's and S&P or the equivalent. The Fund may invest in bank obligations including negotiable certificates of deposit (CDs), non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to that Fund's limitations on foreign investments. The Fund may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial U.S. banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). A Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities

PAGE 258
that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

For a discussion on corporate bond ratings and additional information on investment policies, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on options and stock index futures contracts, see
Appendix C. For a discussion on options and interest rate futures contracts, see Appendix D. For a discussion on dollar-cost averaging, see Appendix E.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board of directors, AEFC and IDS Life are authorized to determine, consistent with the Funds' investment goals and policies, which securities will be purchased, held or sold. In determining where buy and sell orders are to be placed, AEFC and IDS Life have been directed to use their best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board of directors. IDS Life intends to direct AEFC to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life. When AEFC acts on IDS Life's behalf for the Funds, they follow the rules described here for IDS Life.

On occasion, it may be desirable for the funds to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The boards of directors have adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP.

Research provided by brokers supplements AEFC's own research activities. Research services include economic data on, and analysis of: the U.S. economy and specific industries within the economy; information about specific companies, including earning estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for

PAGE 259
investment decision-making purposes, which includes the research, portfolio management and trading functions and such other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in the security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause each fund to pay a commission in excess of the amount another broker might have charged.

IDS Life has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as: handling of large orders; willingness of a broker to risk its own money by taking a position in a security; and specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP and other accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund or account.

Normally, the securities of Special Income Fund are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

Each investment decision made for each Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND
GROUP or other account advised by AEFC or any AEFC subsidiary.

PAGE 260
When a fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Funds they will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Funds have paid the following brokerage commissions:

Fiscal year ended      Capital          Special
Aug. 31,               Resource         Income        Managed
1993                   $2,957,827       $14,954     $1,487,314

1994                    5,296,360        19,938      2,543,362

1995                    7,692,690        34,918      3,072,774

Transactions amounting to $238,069,000 and $42,271,000 with related commissions of $235,915 and $75,531 were directed to brokers by Capital Resource, and Managed Funds, respectively, because of research services received for the fiscal year ended Aug. 31, 1995.

Capital Resource Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Goldman Sachs                           $   998,252
First Chicago                            32,093,050

Special Income Fund's acquisition during the fiscal year ended
Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
First Chicago                           $2,571,250
Bank America                             7,769,925
Salomon Brothers                         4,983,888

PAGE 261
Managed Fund's acquisition during the fiscal year ended Aug. 31, 1995, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                     Value of Securities
                                      Owned at End of
Name of Issuer                           Fiscal Year
Bank America                            $14,125,000
First Chicago                            25,350,000
Goldman Sachs                             3,693,533
Salomon Brothers                         10,329,092

Because certain groups of bonds have different yields, Special Income Fund may do some short-term trading. As a result, the portfolio turnover rate may be greater than 100% annually which may be higher than the rate of other funds with similar goals. A turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced in the period of one year. The Fund's turnover rate was 57% in fiscal year ended Aug. 31, 1994 and 56% in fiscal year ended Aug. 31, 1995.

The portfolio turnover rate for Capital Resource Fund was 85% in fiscal year ended Aug. 31, 1994 and 88% in fiscal year ended Aug. 31, 1995. The portfolio turnover rate for Managed Fund was 79% in fiscal year ended Aug. 31, 1994 and 72% in fiscal year ended Aug. 31, 1995.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE

Affiliates of American Express Company (American Express) (of which IDS Life is a wholly owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the funds in accordance with procedures adopted by the Funds' boards of directors and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that a fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn American Express Financial Corporation will direct trades to a particular broker. The broker will have an agreement

PAGE 262
to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

Information about brokerage commissions paid by Capital Resource
Fund for the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

             For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $ 71,398        $ 79,780
  Brothers,
  Inc.

  Robinson           (2)        None               --              --                 6,300           none
  Humphrey

  American           (3)        $829,258        10.78           17.30               412,316         245,330
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Managed Fund during the last three fiscal years to brokers affiliated with IDS Life is contained in the following table:

             For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  Lehman             (1)        None               --%             --%             $ 86,076        $ 48,467
  Brothers,
  Inc.

  The Robinson       (2)        None               --              --                24,338           None
  Humphrey
  Company, Inc.

  American           (3)         131,456         4.28            9.01               127,304         177,107
  Enterprise
  Investment
  Services, Inc.

(1) Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.

PAGE 263
(2) Under common control with AEFC as an indirect subsidiary of American Express until July 30, 1993.
(3) Wholly owned subsidiary of AEFC.

Information about brokerage commissions paid by Special Income Fund during the last three fiscal years to brokers affiliated with IDS
Life is contained in the following table:

             For the Fiscal Year Ended Aug. 31,

                                                      1995                            1994            1993
                                Aggregate                   Percent of             Aggregate       Aggregate
                                Dollar                      Aggregate Dollar       Dollar          Dollar
                                Amount of     Percent of    Amount of              Amount of       Amount of
                  Nature        Commissions   Aggregate     Transactions           Commissions     Commissions
                  of            Paid to       Brokerage     Involving Payment      Paid to         Paid to
  Broker          Affiliation   Broker        Commissions   of Commissions         Broker          Broker
  American           (1)         None              --%             --%             $666             None
  Enterprise
  Investment
  Services, Inc.

(1) Wholly owned subsidiary of AEFC.

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a fund are based on standardized methods of computing performance as required by the SEC. An explanation of these and any other methods used by each Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                             ERV - P
                                P

PAGE 264
where:  P  =  a hypothetical initial payment of $1,000
      ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield and Distribution yield

Special Income Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 31-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                Yield = 2[(a-b + 1)6 - 1]
                           cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
            c = the average daily number of shares outstanding
                during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last
                day of the period

The Fund's annualized yield was 8.48% for the 31-day period ended
Aug. 31, 1995.

The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the contract owners. Actual amounts paid to contract owners are reflected in the distribution yield.

Distribution yield is calculated according to the following formula:

                        D   x   F   =  DY
                       NAV      31

where:    D  =  sum of dividends for 31 day period
        NAV  =  beginning of period net asset value
          F  =  annualizing factor
         DY  =  distribution yield

The Fund's distribution yield was 7.71% for the 31-day period ended
Aug. 31, 1995.

REMEMBER THAT THESE YIELDS ARE THE RETURN TO THE SHAREHOLDER (THE
VARIABLE ACCOUNT), NOT TO A VARIABLE ANNUITY CONTRACT OWNER.  SEE
YOUR ANNUITY PROSPECTUS FOR A DISCUSSION OF THE DIFFERENCES.

PAGE 265
In sales material and other communications, the Funds may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING EACH FUND'S SHARES

On Aug. 31, 1995, the computation of the value of an individual share looked like this:

Capital Resource Fund
                                                   Net asset value
     Net assets              Shares outstanding    of one share
$3,844,714,112      divided by   157,440,979     =   $24.42

Special Income Fund
                                                   Net asset value
     Net assets              Shares outstanding    of one share
$1,703,199,284      divided by   147,091,617     =   $11.58

Managed Fund
                                                   Net asset value
     Net assets              Shares outstanding    of one share
$3,044,216,656      divided by   205,056,931     =   $14.85

Capital Resource, Special Income and Managed Funds' portfolio securities are valued as follows as of the close of business of the New York Stock Exchange:

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.
PAGE 266
'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete which is usually different from the close of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the funds' boards of directors.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the boards of directors. The boards of directors are responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The New York Stock Exchange, AEFC, IDS Life and the funds will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

You cannot buy shares of the Funds directly. The only way you can invest in the Funds at the current time is by buying an annuity contract from IDS Life or its affiliates and directing the allocation of part or all of your net purchase payment to the Separate Accounts which will invest in shares of Capital Resource, Special Income or Managed Funds. Please read the Funds' prospectus along with your annuity prospectus for further information.

PAGE 267
Sales Charges and Surrender or Withdrawal Charges

The Funds do not assess sales charges, either when they sell or when they redeem securities. The surrender or withdrawal charges that may be assessed under your annuity contract are described in your annuity prospectus, as are the other charges that apply to your annuity contract and to the variable accounts.

REDEEMING SHARES

The Funds will redeem any shares presented by a shareholder
(variable account) for redemption. The variable accounts' policies on when or whether to buy or redeem fund shares are described in your annuity prospectus.

During an emergency, the boards of directors can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than 7 days. Such emergency situations would occur if:

'The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted,

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The Securities and Exchange Commission, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should a Fund stop selling shares, the directors may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, Special Income Fund and Managed Fund had capital loss carryover at Aug. 31, 1995 of $20,031,747 and $47,700,266, respectively, which, if not offset by subsequent capital gains, will expire in 2000 through 2004. It is unlikely the board of directors will authorize a distribution of any net realized capital gain for these Funds until the capital loss carryover has been offset or expires except as required by IRS rules.

AGREEMENTS WITH IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with IDS
Life. The Funds have retained IDS Life to, among other things, counsel and advise the Funds and their directors in connection with PAGE 268 the formulation of investment programs designed to accomplish the Funds' investment objectives, and to determine, consistent with the Funds' investment objectives and policies, which securities in IDS
Life's discretion shall be purchased, held or sold, subject always to the direction and control of the boards of directors. The Funds do not maintain their own research departments or record-keeping services. These services are provided by IDS Life under the Investment Management Services Agreement.

The Agreement provides that, in addition to paying its own management fee, brokerage costs and certain taxes, each Fund pays
IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with the Fund's operations.

For its services, IDS Life is paid a fee based on the following schedules:

Capital Resource

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.630%
Next  $1                     0.615
Next  $1                     0.600
Next  $3                     0.585
Over  $6                     0.570

Special Income

  assets                 Annual rate at
(billions)              each asset level
First $1                     0.610%
Next  $1                     0.595
Next  $1                     0.580
Next  $3                     0.565
Next  $3                     0.550
Over  $9                     0.535

Managed

  assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.630%
Next  $0.5                   0.615
Next  $1                     0.600
Next  $1                     0.585
Next  $3                     0.570
Over  $6                     0.550

On Aug. 31, 1995, the daily rate applied to the Fund's assets on an annual basis, was 0.608% for Capital Resource, 0.604% for Special Income, and 0.602% for Managed. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

PAGE 269
The management fee is paid monthly. Under the prior and current agreements, the total amount paid for Capital Resource was $20,450,401 for the fiscal year ended August 31, 1995, $16,497,309 for fiscal year 1994, and $13,224,140 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Special Income was $9,542,823 for the fiscal year ended August 31, 1995, $10,547,321 for fiscal year 1994, and $8,479,379 for fiscal year 1993.

Under the prior and current agreements, the total amount paid for Managed was $16,720,930 for the fiscal year ended August 31, 1995, $14,142,061 for fiscal year 1994, and $5,471,820 for fiscal year
1993.

Under the current Agreement, the expenses of IDS Life that each Fund has agreed to reimburse are: taxes, brokerage commissions, custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to directors who are not officers or employees of IDS Life or AEFC fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending portfolio securities of the funds and expenses properly payable by the funds, approved by the boards of directors. All other expenses are borne by IDS Life.

Under a current and prior agreement:

Capital Resource paid nonadvisory expenses of $1,289,211 for the fiscal year ended August 31, 1995, $898,844 for fiscal year 1994, and $570,424 for fiscal year 1993;

Special Income paid nonadvisory expenses of $527,883 for the fiscal year ended August 31, 1995, $452,235 for fiscal year 1994, and $451,014 for fiscal year 1993; and

Managed paid nonadvisory expenses of $1,006,486 for the fiscal year ended August 31, 1995, $737,946 for fiscal year 1994, and $530,656 for fiscal year 1993.

Administrative Services Agreement

The Funds have an Administrative Services Agreement with AEFC.
Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fee is calculated as follows:

PAGE 270
Capital Resource

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Over  $6                     0.030

Special Income

  Assets                 Annual rate at
(billions)              each asset level
First $1                     0.050%
Next  $1                     0.045
Next  $1                     0.040
Next  $3                     0.035
Next  $3                     0.030
Over  $9                     0.025

Managed

  Assets                 Annual rate at
(billions)              each asset level
First $0.5                   0.040%
Next  $0.5                   0.035
Next  $1                     0.030
Next  $1                     0.025
Next  $3                     0.020
Over  $6                     0.020

On Aug. 31, 1995, the daily rate applied to Capital Resource was equal to 0.043% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Special Income was equal to 0.048% on an annual basis.

On Aug. 31, 1995, the daily rate applied to Managed was equal to 0.031% on an annual basis.

Investment Advisory Agreements

IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$5,025,362 for its services in connection with Capital Resource
Fund. For fiscal year 1994, the amount was $6,382,698 and for fiscal year 1995 it was $8,118,175.

PAGE 271
For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$3,222,653 for its services in connection with Special Income Fund. For fiscal year 1994, the amount was $4,080,208 and for fiscal year 1995 it was $3,806,813.

For the fiscal year ended Aug. 31, 1993, IDS Life paid AEFC
$3,669,394 for its services in connection with Managed Fund. For fiscal year 1994, the amount was $5,471,820 and for fiscal year
1995 it was $6,674,716.

Information concerning other funds advised by IDS Life or AEFC is contained in the prospectus.

DIRECTORS AND OFFICERS

The following is a list of the Fund's directors who also are directors of all other funds in the IDS MUTUAL FUND GROUP. All shares have cumulative voting rights when voting on the election of directors.

Lynne V. Cheney+'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin and the Interpublic Group of Companies, Inc.
(advertising).

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectual engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+
Born in 1929.
P.O. Box 5724
Minneapolis, MN
PAGE 272
President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones+
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird+
Born in 1922.
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

James A. Mitchell**
Born in 1941.
2900 IDS Tower
Minneapolis, MN

Executive Vice President, AEFC. Director, chairman of the board and chief executive officer, IDS Life.

PAGE 273
William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934.
1101 S. 3rd St.
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the fund.
**Interested person by reason of being an officer, director, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established. PAGE 274
OFFICERS WHO ALSO ARE OFFICERS AND/OR EMPLOYEES OF AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Vice president and corporate controller of AEFC. Director and executive vice president and controller of IDS Life Insurance Company.

Besides Mr. Pearce, who is president, the fund's other officer is:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Members of the board who are not officers of the Fund or of AEFC receive an annual fee of $2,900. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Board, $1,000; meetings of the Contracts Committee, $750; meetings of the Audit, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent directors receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the director served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year that ended August 31, 1995, the members of the board, for attending up to 30 meetings, received the following compensation, in total, from all funds in the IDS MUTUAL FUND
GROUP.

PAGE 275

Life Capital Resource

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,834          $  935          $1,875        $70,000
Robert F. Froehlke   3,898           3,718           1,875         72,600
Heinz F. Hutter      3,471             598             906         61,300
(Part of Year)
Anne P. Jones        3,860             953           1,875         71,000
Donald M. Kendall    3,759           8,161           1,875         67,000
Melvin R. Laird      3,859           3,620           1,875         71,000
Lewis W. Lehr        3,840           5,552           1,828         70,200
Edson W. Spencer     3,920           2,684           1,000         73,600
Wheelock Whitney     3,848           1,935           1,875         70,600
C. Angus Wurtele     3,464             584           1,859         61,000
(Part of Year)

Life Special Income

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $2,334          $  649          $1,000        $70,000
Robert F. Froehlke   2,398           2,554           1,000         72,600
Heinz F. Hutter      2,054             415             483         61,300
(Part of Year)
Anne P. Jones        2,360             634           1,000         71,000
Donald M. Kendall    2,259           4,637           1,000         67,000
Melvin R. Laird      2,359           2,213           1,000         71,000
Lewis W. Lehr        2,340           3,221             975         70,200
Edson W. Spencer     2,420           1,543             533         73,600
Wheelock Whitney     2,348           1,247           1,000         70,600
C. Angus Wurtele     2,047             404             992         61,000
(Part of Year)

Life Managed

                                     Board compensation

                    Aggregate       Retirement      Estimated     Total Cash
                    compensation    benefits        annual        compensation
                    from the        accrued as      benefit on    from the IDS
Board member        fund            fund expenses   retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $3,250          $  718          $1,625        $70,000
Robert F. Froehlke   3,315           2,840           1,625         72,600
Heinz F. Hutter      2,950             461             785         61,300
(Part of Year)
Anne P. Jones        3,276             710           1,625         71,000
Donald M. Kendall    3,175           5,128           1,571         67,000
Melvin R. Laird      3,275           2,505           1,625         71,000
Lewis W. Lehr        3,257           3,615           1,557         70,200
Edson W. Spencer     3,337           1,765             867         73,600
Wheelock Whitney     3,265           1,402           1,625         70,600
C. Angus Wurtele     2,943             449           1,612         61,000
(Part of Year)

On Aug. 31, 1995, the Fund's directors and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Aug. 31, 1995, no director or officer earned more than $60,000 from this Fund. All directors and officers as a group earned $369,502, including $96,058 of retirement plan expense, from these Funds.

PAGE 276
CUSTODIAN

The Funds' securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN, 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities with sub-custodians or in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The Funds' financial statements contained in their Annual Report, as of and for, the year ended Aug. 31, 1995, are audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. IDS Life has agreed that it will send a copy of this report and the Semiannual Report to every annuity contract owner having an interest in the funds. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to the shareholders of Capital Resource, Special Income and Managed Funds, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this Statement of Additional Information by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated April 30, 1996, is hereby incorporated in this Statement of Additional Information by reference.

PAGE 277
APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR INVESTMENTS OF CAPITAL RESOURCE AND SPECIAL INCOME FUNDS

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of the desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 278
Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 279
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS FOR INVESTMENTS OF ALL FUNDS

Since investments in foreign companies usually involve currencies of foreign countries, and since the Fund may hold cash and cash-equivalent investments in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.
PAGE 280
The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to

PAGE 281
time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

PAGE 282
All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

PAGE 283
Foreign Currency Futures and Related Options

The Fund may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.
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APPENDIX C

OPTIONS AND STOCK INDEX FUTURES CONTRACTS FOR INVESTMENTS OF
CAPITAL RESOURCE AND MANAGED FUNDS

Capital Resource and Managed Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The fund may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into interest rate futures contracts - see Appendix E.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

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Buying options.  Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit a fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a fund assumes when it buys an option is the loss of the premium. To be beneficial to a fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with each fund's goal.

'All options written by a fund will be covered. For covered call options, if a decision is made to sell the security, each fund will attempt to terminate the option contract through a closing purchase transaction.

'Each Fund will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.)

'Each Fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the funds, each will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund. Some regulations also affect the
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Custodian.  When a covered option is written, the Custodian segregates the underlying securities, and issues a receipt. There are certain rules regarding banks issuing such receipts that may restrict the amount of covered call options written. Furthermore, each fund is limited to pledging not more than 15% of the cost of its total assets.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. The Custodian will segregate the underlying securities and issue a receipt. There are certain rules regarding issuing such receipts that may restrict the amount of covered call options written. Further the Funds are limited to pledging not more than 15% of the cost of their total assets. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

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For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the fund will gain $500 x (154-150) or $2,000.
If the fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the fund will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by the Fund upon entering into stock index futures contracts. However, the Fund would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, the fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, the fund would be required to make a variation margin payment to the broker equal to the decline in value.

How These Funds Would Use Stock Index Futures Contracts. The Funds intend to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a fund to gain rapid exposure to or protect itself from changes in the market.
For example, a fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time
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and the possibility of missing a significant market movement.  By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Fund may enter into contracts with respect to any stock index or sub-index. To hedge the Fund's portfolio successfully, however, the fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of the Fund's individual portfolio securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade.

Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements.
Rather than making additional variation margin payments, investors
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may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the stock index futures contracts and movements in the value of securities subject to the hedge. If this occurred, a fund could lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, IDS believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of the fund's portfolio securities sought to be hedged. It is also possible that if the Fund has hedged against a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions.
In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, the fund will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example,
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would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a stock index futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. The funds will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to the funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a fund than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and stock indexes is currently unclear, although the Funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding
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PAGE 291
Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.
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APPENDIX D

OPTIONS AND INTEREST RATE FUTURES CONTRACTS FOR INVESTMENTS OF
SPECIAL INCOME AND MANAGED FUNDS

The Funds may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses. Managed Fund also may enter into stock index futures contracts - see Appendix C.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market value of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a fund and its shareholders by improving the fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities
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PAGE 293
market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a fund for investment purposes. Options permit the fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the fund assumes when it buys an option is the loss of the premium. To be beneficial to the fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the fund's goal.

'All options written by the fund will be covered. For covered call options if a decision is made to sell the security, the fund will attempt to terminate the option contract through a closing purchase transaction.

'The fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the fund, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since a fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

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If a covered call option is exercised, the security is sold by the fund. The fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contract markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a fund owned long-term bonds and interest rates were expected to increase, it might enter into
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futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. If, on the other hand, the fund held cash reserves and interest rates were expected to decline, the fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the fund's earnings. Even if short-term rates were not higher, the fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the fund's cash reserves could then be used to buy long-term bonds on the cash market. The fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the fund.

PAGE 296
Risks. There are risks in engaging in each of the management tools described above. The risk a fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the fund's portfolio securities.
The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes is currently unclear, although the funds' tax advisers currently believe marking to market is not required. Depending on developments, a fund may seek Internal Revenue Service (IRS) rulings clarifying questions concerning such treatment. Certain provisions of the Internal Revenue Code may also limit a fund's ability to engage in futures contracts and related options transactions. For example, at the

PAGE 297
close of each quarter of the fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, a fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 298
APPENDIX E

MORTGAGE-BACKED SECURITIES AND ADDITIONAL INFORMATION ON INVESTMENT POLICIES FOR ALL FUNDS

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. GNMA certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. Each certificate evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these certificates. GNMA is empowered to borrow without limitation from the U.S. Treasury, if necessary, to make such payments.

Underlying Mortgages of the Pool. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 member family homes. The terms and characteristics of the mortgage instruments generally are uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life of GNMA Certificates. The average life of GNMA certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest.

As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. It is customary in the mortgage industry in quoting yields on a pool of 30-year mortgages to compute the yield as if the pool were a single loan that is amortized according to a 30-year schedule and that is

PAGE 299
prepaid in full at the end of the 12th year. For this reason, it is standard practice to treat GNMA certificates as 30-year mortgage-backed securities which prepay fully in the 12th year.

Calculation of Yields. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption.

Actual pre-payment experience may cause the yield to differ from the assumed average life yield. When mortgage rates drop, pre-payments will increase, thus reducing the yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a fund. The compounding effect from reinvestments of monthly payments received by the fund will increase the yield to shareholders compared to bonds that pay interest semi-annually. The yield also may be affected if the certificate was issued at a premium or discount, rather than at par. This also applies after issuance to certificates trading in the secondary market at a premium or discount.

"When-Issued" GNMA Certificates. Some U.S. government securities may be purchased on a "when-issued" basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. However, the yield on a comparable GNMA certificate when the transaction is consummated may vary from the yield on the GNMA certificate at the time that the when-issued transaction was made. A fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the fund's gross assets the same as owned securities.

Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA certificates a highly liquid instrument. Prices of GNMA certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the certificate's coupon rate and the prepayment experience of the pool of mortgages underlying each certificate.

Stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal

PAGE 300
payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Managed and Special Income Funds may invest in securities called "inverse floaters". Inverse floaters are created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Managed and Special Income Funds may purchase some securities in advance of when they are issued. Price and rate of interest are set on the date the commitments are given but no payment is made or interest earned until the date the securities are issued, usually within two months, but other terms may be negotiated. The commitment requires the Fund to buy the security when it is issued so the commitment is valued daily the same way as owning a security would be valued. The Fund's custodian will maintain, in a segregated account, cash or liquid high-grade debt securities that are marked to market daily and are at least equal in value to the Fund's commitments to purchase the securities. The Fund may sell the commitment just like it can sell a security. Frequently, the Fund has the opportunity to sell the commitment back to the institution that plans to issue the security and at the same time enter into a new commitment to purchase a when-issued security in the future. For rolling its commitment forward, the Fund realizes a gain or loss on the sale of the current commitment or receives a fee for entering into the new commitment.

Managed and Special Income Funds may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to under perform like-duration Treasury securities.

PAGE 301
APPENDIX F

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the unit value or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more units will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the units lower than the average price of units purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many contract owners who can continue investing through changing market conditions to acquire units to meet long term goals.

Dollar-cost averaging

Regular         Market Value of an         Accumulation
Investment      Accumulation Unit          Units Acquired

 $100                 $ 6                      16.7
  100                   4                      25.0
  100                   4                      25.0
  100                   6                      16.7
  100                   5                      20.0
 $500                 $25                     103.4

Average market price of an accumulation unit over 5 periods: $5
($25 divided by 5).
The average price you paid for each accumulation unit: $4.84
($500 divided by 103.4).

PAGE 302
PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Registrant's Annual Report to shareholders filed electronically on or about Oct. 30, 1995, is incorporated herein by reference.

(b)  Exhibits:

(1) Articles of Incorporation as amended October 13, 1989, filed electronically as Exhibit No. 1 to Registrant's Post-Effective
Amendment No. 13 to Registration Statement No. 2-96367, is incorporated herein by reference.

(2) By-Laws as amended January 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 2-96367, is incorporated herein by reference.

(3)  Not Applicable.

(4) Form of stock certificate for common shares, is on file at the Registrant's headquarters.

(5)(a) Form of Investment Management Services Agreement between Registrant and IDS Life Insurance Company, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 2-96367, is incorporated herein by reference.

(5)(b) Investment Advisory Agreement between IDS Life and IDS Financial Corporation (IDS) dated July 11, 1984, and copy of Addendum to the Investment Advisory Agreement for IDS Life International Equity Fund, dated Jan. 8, 1992, filed electronically as Exhibit No. 5(b) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 2-96367, is incorporated herein by reference.

(5)(c) Administrative Services Agreement, dated March 20, 1995, between IDS Life Managed Fund, Inc. and American Express Financial Corporation, filed electronically as Exhibit No. 5(c) to Registrant's Post-Effective Amendment No. 16 to Registration
Statement No. 2-96367, is incorporated herein by reference.

(6)  Not Applicable.

(7) All employees who have attained age 21 and completed one year of service are eligible to participate in a thrift plan. Entry into the plan is Jan. 1 or July 1 following completion of the age and service requirements. The Registrant contributes each year an amount equal to 15 percent of their annual salaries, the maximum amount permitted under Section 404 (a) of the Internal Revenue Code, or up to a maximum of 0.08 of 1 percent of the Fund's net income before income taxes and other adjustments. Employees of the Registrant become eligible to participate in a retirement plan on Jan. 1 or July 1 following completion of one year employment and

PAGE 303
attainment of age 21. Contributions to the retirement plan cease no later than the time at which the participant reaches the normal retirement age of 65.

(8)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as
Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 2-96367, is incorporated herein by reference.

(8)(b) Custody Agreement between Morgan Stanley Trust Company and IDS Bank & Trust, dated May, 1993, filed electronically herewith.

(9) License Agreement between Registrant and IDS Financial Corporation, dated January 25, 1988, filed electronically as Exhibit No. 9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 2-96367, is incorporated herein by reference.

(10)  Not Applicable.

(11)  Not Applicable.

(12)  None.

(13)  Not Applicable.

(14)  Not Applicable.

(15)  Not Applicable.

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 filed as Exhibit 16 to Post-Effective Amendment No. 5 to Registration
Statement No. 2-96367 is incorporated herein by reference.
Addendum to the schedule for computation of each performance quotation filed as Exhibit 16 to Post-Effective Amendment No. 12 to Registration Statement No. 2-96367 is incorporated herein by reference.

(17)  Not Applicable.

(18)(a) Directors' Power of Attorney, dated November 10, 1994, to sign Amendments to this Registration Statement, filed electronically as Exhibit No. 18(a) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 2-96367, is incorporated herein by reference.

(18)(b) Officers' Power of Attorney, dated November 1, 1995, to sign Amendments to this Registration Statement, filed electronically herewith.

PAGE 304
Item 25.  Persons Controlled by or Under Common Control with
          Registrant

IDS Life and its subsidiaries are the record holders of all outstanding shares of IDS Life Investment Series, Inc., IDS Life Special Income Fund, Inc., IDS Life Moneyshare Fund, Inc. and IDS Life Managed Fund, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 26.  Number of Holders of Securities

                (1)                           (2)

                                        Number of Record
                                         Holders as of
          Title of Class                February 1, 1996

          ($.01 par value)                    Five

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No
PAGE 305
indemnification shall be made in violation of the Investment
Company Act of 1940.

Item 28. Business and Other Connections of Investment Advisor (IDS Life Insurance Company)
(IDS Life).

Directors and officers of IDS Life who are directors and/or officers of one or more other companies:

Timothy V. Bechtold, Vice President--Risk Management Products
American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
American Express Financial Corporation                             Vice President-Risk
                                                                     Management Products

Alan R. Dakay, Vice President--Institutional Insurance Marketing

American Centurion Life Assurance Co.   20 Madison Ave. Extension  Director, Vice Chairman
                                        Albany, NY  12203            and President -
                                                                     Financial Institutions
                                                                     Division

American Enterprise Life Insurance Co.  IDS Tower 10               Director and President
                                        Minneapolis, MN  55440
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group
American Express Financial Corporation                             Vice President -
                                                                     Institutional Products
                                                                     Group

Robert M. Elconin, Vice President

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
American Express Financial Corporation                             Vice President-
                                                                     Government Relations

Morris Goodwin Jr., Vice President and Treasurer

American Centurion Life Assurance Co.   20 Madison Ave. Ext.       Vice President and
                                        Albany, NY 12203             Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance Co.                             Vice President and
                                                                     Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Financial Corporation                             Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer

PAGE 306
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Express Tax & Business                                    Vice President and
   Services Inc.                                                     Treasurer
American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer

PAGE 307
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Lorraine R. Hart, Vice President--Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Express Financial Corporation                             Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Company                                             Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Co.                                Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.   Director and Vice
            President-Investments

David R. Hubers, Director

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Financial Corporation                             Director, President and
                                                                     Chief Executive Officer
American Express Service Corporation                               Director and President
AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Richard W. Kling, Director and President

American Centurion Life Assurance Co.20 Madison Ave. ExtensionDirector
     Albany, NY  12203

American Enterprise Life Insurance Co.IDS Tower 10     Director and Chairman of
     Minneapolis, MN  55440  the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Express Financial Corporation                             Director and Senior Vice
                                                                     President-Risk Management
                                                                     Products
American Express Insurance Agency of Nevada Inc.  Director and President

PAGE 308
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A&B                                Chairman of the Board of
                                                                     Managers and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Director and Executive Vice President

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
American Express Financial Corporation                             Vice President-
                                                                     Actuarial Finance
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Co.Director

Ryan R. Larson, Vice President

American Centurion Life Assurance Co.   20 Madison Ave. Extension  Director and Vice
                                        Albany, NY  12203            President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
American Express Financial Corporation                             Vice President-
                                                                     IPG Product Development

Janis E. Miller, Director and Executive Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
American Express Financial Corporation                             Vice President-
                                                                     Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205
PAGE 309
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

James A. Mitchell, Director, Chairman of the Board and Chief Executive Officer

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Financial Corporation                             Director and Executive
                                                                     Vice President-Marketing
                                                                     and Products
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Company                                             Director
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Barry J. Murphy, Director and Executive Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
American Express Financial Corporation                             Director and Senior Vice
                                                                     President-Client Service

James R. Palmer, Vice President--Taxes

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
American Express Financial Corporation                             Vice President-Taxes
IDS Aircraft Services Corporation                                  Vice President

Stuart A. Sedlacek, Director and Executive Vice President--Assured Assets

American Centurion Life Assurance Co.   IDS Tower 10               Director, Chairman of the
                                        Minneapolis, MN  55440       Board and President
American Enterprise Life Insurance Co.                             Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Express Financial Corporation                             Vice President-
                                                                     Assured Assets
American Partners Life Insurance Company                           Director and President
IDS Certificate Company                                            Director and President
Investors Syndicate Development Corp.                              Chairman of the Board
                                                                     and President

F. Dale Simmons, Vice President--Real Estate Loan Management

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments

PAGE 310
Item 28. Business and Other Connections of Investment Advisor (IDS Life)(cont'd)

American Express Financial Corporation                             Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Company                                             Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

William A. Stoltzmann, Vice President, General Counsel and Secretary

American Enterprise Life Insurance Co.  IDS Tower 10               Director, Vice President,
                                        Minneapolis, MN  55440       General Counsel and
                                                                     Secretary
American Express Financial Advisors                                Vice President and
                                                                     Assistant General Counsel
American Express Financial Corporation                             Vice President and
                                                                     Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President
                                                                     General Counsel and
                                                                     Secretary

Melinda S. Urion, Director, Executive Vice President and Controller

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Express Financial Corporation                             Senior Vice President and
                                                                     Chief Financial Officer
American Partners Life Insurance Co.                               Director and Vice President
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

Item 29.     The Fund has no principal underwriter.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440-0010

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.

PAGE 311
             (b)  Not Applicable.

             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 313
                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Managed Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a)(ii) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 5th day of February, 1996.


IDS LIFE MANAGED FUND, INC.


By
    Melinda S. Urion, Treasurer

By /s/ William R. Pearce**
       William R. Pearce, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of February, 1996.

Signature                                 Capacity

/s/ William R. Pearce**                   President, Principal
    William R. Pearce                     Executive Officer and
                                          Director

/s/ William N. Westhoff**                 Vice President -
    William N. Westhoff                   Investments

/s/ Lynne V. Cheney*                      Director
    Lynne V. Cheney

/s/ Robert F. Froehlke*                   Director
    Robert F. Froehlke

/s/ David R. Hubers*                      Director
    David R. Hubers

/s/ Heinz F. Hutter*                      Director
    Heinz F. Hutter

/s/ Anne P. Jones*                        Director
    Anne P. Jones

/s/ Donald M. Kendall*                    Director
    Donald M. Kendall

PAGE 313
Signature                                 Capacity

/s/ Melvin R. Laird*                      Director
    Melvin R. Laird

/s/ Lewis W. Lehr*                        Director
    Lewis W. Lehr

/s/ James A. Mitchell*                    Director
    James A. Mitchell

/s/ William R. Pearce*                    Director
    William R. Pearce

/s/ Edson W. Spencer*                     Director
    Edson W. Spencer

/s/ John R. Thomas*                       Director
    John R. Thomas

/s/ Wheelock Whitney*                     Director
    Wheelock Whitney

/s/ C. Angus Wurtele*                     Director
    C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated November 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 16 by:



____________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995, filed electronically herewith by:



____________________________
Leslie L. Ogg

PAGE 314
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NUMBER 18
TO REGISTRATION STATEMENT NO. 2-96367

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other information.

The signatures.